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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number  811-01424
AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code:  (713) 626-1919
Date of fiscal year end:  10/31
Date of reporting period:  4/30/11

Item 1. Reports to Stockholders.

Invesco Capital Development Fund
Semiannual Report to Shareholders ■ April 30, 2011
Nasdaq:
A: ACDAX ■ B: ACDBX ■ C: ACDCX ■ R: ACDRX ■ Y: ACDYX
Investor: ACDIX ■ Institutional: ACDVX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.58%

Class B Shares	22.07

Class C Shares	22.10

Class R Shares	22.43

Class Y Shares	22.66

Investor Class Shares	22.57

Institutional Class Shares	22.84

S&P 500 Index▼(Broad Market Index)	16.35

Russell Midcap Growth Index▼(Style-Specific Index)	22.62

Lipper Mid-Cap Growth Funds Index▼(Peer Group Index)	22.05

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Capital Development Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (6/17/96)		8.05%

10	Years	4.67

5	Years	1.40

1	Year	17.45

Class B Shares

Inception (10/1/96)		7.35%

10	Years	4.68

5	Years	1.47

1	Year	18.39

Class C Shares

Inception (8/4/97)		6.03%

10	Years	4.52

5	Years	1.79

1	Year	22.43

Class R Shares

10	Years	5.04%

5	Years	2.30

1	Year	24.02

Class Y Shares

10	Years	5.32%

5	Years	2.67

1	Year	24.55

Investor Class Shares

10	Years	5.27%

5	Years	2.55

1	Year	24.30

Institutional Class Shares

Inception (3/15/02)		6.33%

5	Years	3.04

1	Year	24.87
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on November 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (6/17/96)		7.78%

10	Years	5.16

5	Years	1.05

1	Year	14.17

Class B Shares

Inception (10/1/96)		7.07%

10	Years	5.17

5	Years	1.11

1	Year	14.86

Class C Shares

Inception (8/4/97)		5.74%

10	Years	5.01

5	Years	1.44

1	Year	18.89

Class R Shares

10	Years	5.53%

5	Years	1.94

1	Year	20.45

Class Y Shares

10	Years	5.82%

5	Years	2.32

1	Year	21.03

Investor Class Shares

10	Years	5.76%

5	Years	2.20

1	Year	20.83

Institutional Class Shares

Inception (3/15/02)		5.88%

5	Years	2.69

1	Year	21.29
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B,
Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.31%, 2.06%, 2.06%, 1.56%, 1.06%, 1.31% and 0.84%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Capital Development Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Capital Development Fund

Schedule of Investments(a)

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.78%
Aerospace & Defense–1.33%
BE Aerospace, Inc.(b)	304,559	$11,752,932

Air Freight & Logistics–1.22%
UTI Worldwide, Inc.	479,444	10,744,340

Apparel, Accessories & Luxury Goods–2.57%
Coach, Inc.	379,957	22,725,228

Application Software–4.86%
Citrix Systems, Inc.(b)	201,009	16,953,099

Salesforce.com, Inc.(b)	117,205	16,244,613

TIBCO Software, Inc.(b)	324,801	9,740,782

		42,938,494

Asset Management & Custody Banks–1.74%
Affiliated Managers Group, Inc.(b)	140,496	15,325,304

Auto Parts & Equipment–3.21%
BorgWarner, Inc.(b)	180,496	13,941,511

Gentex Corp.	457,825	14,352,814

		28,294,325

Automotive Retail–1.51%
O’Reilly Automotive, Inc.(b)	225,212	13,301,021

Biotechnology–1.19%
United Therapeutics Corp.(b)	156,896	10,505,756

Broadcasting–1.56%
Discovery Communications, Inc.–Class A(b)	311,495	13,786,769

Coal & Consumable Fuels–0.99%
Alpha Natural Resources, Inc.(b)(c)	150,878	8,776,573

Communications Equipment–4.15%
Acme Packet, Inc.(b)	113,256	9,356,078

F5 Networks, Inc.(b)	122,644	12,431,196

Finisar Corp.(b)	318,475	8,945,963

Sycamore Networks, Inc.	241,354	5,913,173

		36,646,410

Computer Storage & Peripherals–1.86%
NetApp, Inc.(b)	315,137	16,380,821

Construction & Engineering–1.90%
Foster Wheeler AG (Switzerland)(b)	470,500	16,735,685

Construction & Farm Machinery & Heavy Trucks–5.37%
AGCO Corp.(b)	237,984	13,703,119

Navistar International Corp.(b)	281,457	19,566,890

Terex Corp.(b)	406,532	14,139,183

		47,409,192

Consumer Finance–1.23%
Discover Financial Services	435,510	10,818,068

Department Stores–1.57%
Nordstrom, Inc.	290,881	13,831,392

Electrical Components & Equipment–1.70%
Cooper Industries PLC (Ireland)	227,829	15,025,323

Electronic Components–1.82%
Amphenol Corp.–Class A	286,827	16,036,498

Health Care Equipment–1.41%
American Medical Systems Holdings, Inc.(b)	73,105	2,156,598

CareFusion Corp.(b)	349,444	10,263,170

		12,419,768

Health Care Facilities–2.85%
Brookdale Senior Living, Inc.(b)	323,785	8,819,904

Universal Health Services, Inc.–Class B	297,949	16,321,646

		25,141,550

Health Care Services–2.83%
DaVita, Inc.(b)	154,184	13,582,068

Quest Diagnostics, Inc.	202,228	11,401,615

		24,983,683

Hotels, Resorts & Cruise Lines–2.50%
Starwood Hotels & Resorts Worldwide, Inc.	370,914	22,095,347

Human Resource & Employment Services–1.48%
Robert Half International, Inc.	431,516	13,087,880

Industrial Gases–1.21%
Airgas, Inc.	154,276	10,714,468

Industrial Machinery–2.87%
Flowserve Corp.	100,969	12,784,695

Gardner Denver, Inc.	145,472	12,570,235

		25,354,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Capital Development Fund

	Shares	Value

Internet Retail–1.75%
Netflix, Inc.(b)	17,422	$4,053,577

Priceline.com, Inc.(b)	20,824	11,390,936

		15,444,513

Internet Software & Services–0.96%
MercadoLibre Inc.(c)	92,950	8,495,630

IT Consulting & Other Services–3.08%
Cognizant Technology Solutions Corp., Class A(b)	158,146	13,110,303

Teradata Corp.(b)	252,441	14,116,501

		27,226,804

Managed Health Care–1.91%
Aetna, Inc.	230,546	9,539,994

Aveta, Inc.(b)(d)	1,014,837	7,357,568

		16,897,562

Oil & Gas Equipment & Services–2.51%
Oil States International, Inc.(b)	143,548	11,915,919

Superior Energy Services, Inc.(b)	267,309	10,270,012

		22,185,931

Oil & Gas Exploration & Production–4.81%
Concho Resources, Inc.(b)	116,345	12,431,463

Pioneer Natural Resources Co.	182,656	18,672,923

Plains Exploration & Production Co.(b)	298,841	11,367,912

		42,472,298

Pharmaceuticals–1.96%
Hospira, Inc.(b)	305,124	17,309,685

Precious Metals & Minerals–1.93%
Silver Wheaton Corp. (Canada)	198,893	8,079,033

Stillwater Mining Co.(b)	393,385	8,973,112

		17,052,145

Real Estate Services–1.49%
Jones Lang LaSalle, Inc.	127,988	13,103,411

Semiconductor Equipment–1.02%
Lam Research Corp.(b)	185,797	8,975,853

Semiconductors–4.10%
Altera Corp.	285,275	13,892,892

Avago Technologies Ltd. (Singapore)	388,541	13,000,582

Cavium Networks, Inc.(b)	196,558	9,281,469

		36,174,943

Specialized Finance–1.97%
Moody’s Corp.	445,064	17,419,805

Specialty Chemicals–3.80%
Albemarle Corp.	182,475	12,873,611

LyondellBasell Industries N.V., Class A (Netherlands)	212,569	9,459,320

Nalco Holding Co.	383,484	11,201,568

		33,534,499

Specialty Stores–3.78%
Dick’s Sporting Goods, Inc.(b)	313,890	12,847,518

Staples, Inc.	436,000	9,217,040

Ulta Salon, Cosmetics & Fragrance, Inc.(b)	212,465	11,301,013

		33,365,571

Systems Software–1.59%
Check Point Software Technologies Ltd. (Israel)(b)	254,854	13,999,130

Trading Companies & Distributors–1.11%
WESCO International, Inc.(b)	158,725	9,833,014

Trucking–2.76%
Hertz Global Holdings, Inc.(b)	742,642	12,780,869

J.B. Hunt Transport Services, Inc.	243,452	11,607,791

		24,388,660

Wireless Telecommunication Services–3.32%
NII Holdings, Inc.(b)	403,868	16,792,831

SBA Communications Corp.–Class A(b)	323,882	12,511,562

		29,304,393

Total Common Stocks & Other Equity Interests (Cost $692,760,399)		872,015,604

Money Market Funds–2.04%
Liquid Assets Portfolio–Institutional Class(e)	8,997,923	8,997,923

Premier Portfolio–Institutional Class(e)	8,997,923	8,997,923

Total Money Market Funds (Cost $17,995,846)		17,995,846

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.82% (Cost $710,756,245)		890,011,450

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.79%
Liquid Assets Portfolio–Institutional Class (Cost $6,966,156)(e)(f)	6,966,156	6,966,156

TOTAL INVESTMENTS–101.61% (Cost $717,722,401)		896,977,606

OTHER ASSETS LESS LIABILITIES–(1.61)%		(14,152,455)

NET ASSETS–100.00%		$882,825,151

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Capital Development Fund

(c)	All or a portion of this security was out on loan at April 30, 2011.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of this security at April 30, 2011 was $7,357,568, which represented 0.83% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Information Technology	23.4%

Industrials	19.8

Consumer Discretionary	18.5

Health Care	12.2

Energy	8.3

Materials	6.9

Financials	6.4

Telecommunication Services	3.3

Money Market Funds Plus Other Assets Less Liabilities	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Capital Development Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $692,760,399)*	$872,015,604

Investments in affiliated money market funds, at value and cost	24,962,002

Total investments, at value (Cost $717,722,401)	896,977,606

Receivable for:
Investments sold	182,449

Fund shares sold	472,164

Dividends	2,052

Investment for trustee deferred compensation and retirement plans	66,606

Other assets	47,178

Total assets	897,748,055

Liabilities:
Payable for:
Investments purchased	5,471,939

Fund shares reacquired	1,459,576

Collateral upon return of securities loaned	6,966,156

Accrued fees to affiliates	732,774

Accrued other operating expenses	85,035

Trustee deferred compensation and retirement plans	207,424

Total liabilities	14,922,904

Net assets applicable to shares outstanding	$882,825,151

Net assets consist of:
Shares of beneficial interest	$838,319,394

Undistributed net investment income (loss)	(285,383)

Undistributed net realized gain (loss)	(134,464,065)

Unrealized appreciation	179,255,205

$882,825,151

Net Assets:
Class A	$645,174,362

Class B	$47,175,968

Class C	$68,315,398

Class R	$44,371,502

Class Y	$7,898,680

Investor Class	$12,106,068

Institutional Class	$57,783,173

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	34,864,268

Class B	2,961,703

Class C	4,294,659

Class R	2,455,506

Class Y	424,164

Investor Class	653,778

Institutional Class	2,943,800

Class A:
Net asset value per share	$18.51

Maximum offering price per share (Net asset value of $18.51 divided by 94.50%)	$19.59

Class B:
Net asset value and offering price per share	$15.93

Class C:
Net asset value and offering price per share	$15.91

Class R:
Net asset value and offering price per share	$18.07

Class Y:
Net asset value and offering price per share	$18.62

Investor Class:
Net asset value and offering price per share	$18.52

Institutional Class:
Net asset value and offering price per share	$19.63

*	At April 30, 2011, securities with an aggregate value of $7,005,126 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Capital Development Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $705)	$5,476,644

Dividends from affiliated money market funds (includes securities lending income of $30,873)	40,794

Total investment income	5,517,438

Expenses:
Advisory fees	2,854,893

Administrative services fees	126,830

Custodian fees	7,329

Distribution fees:
Class A	762,783

Class B	241,276

Class C	320,418

Class R	112,404

Investor Class	13,649

Transfer agent fees — A, B, C, R, Y and Investor	1,062,357

Transfer agent fees — Institutional	29,081

Trustees’ and officers’ fees and benefits	20,445

Other	78,246

Total expenses	5,629,711

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(16,594)

Net expenses	5,613,117

Net investment income (loss)	(95,679)

Realized and unrealized gain from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $5,280,441)	169,255,811

Foreign currencies	152

169,255,963

Change in net unrealized appreciation (depreciation) of:
Investment securities	2,947,412

Foreign currencies	(116)

2,947,296

Net realized and unrealized gain	172,203,259

Net increase in net assets resulting from operations	$172,107,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Capital Development Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income (loss)	$(95,679)	$(4,772,401)

Net realized gain	169,255,963	140,613,813

Change in net unrealized appreciation	2,947,296	35,925,411

Net increase in net assets resulting from operations	172,107,580	171,766,823

Share transactions–net:
Class A	(65,654,160)	(183,872,881)

Class B	(10,408,521)	(19,838,802)

Class C	(5,827,363)	(11,804,760)

Class R	(11,107,141)	(12,282,714)

Class Y	(795,174)	269,939

Investor Class	(577,266)	(765,422)

Institutional Class	(18,493,391)	(46,124,103)

Net increase (decrease) in net assets resulting from share transactions	(112,863,016)	(274,418,743)

Net increase (decrease) in net assets	59,244,564	(102,651,920)

Net assets:
Beginning of period	823,580,587	926,232,507

End of period (includes undistributed net investment income (loss) of $(285,383) and $(189,704), respectively)	$882,825,151	$823,580,587

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Capital Development Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an

10        Invesco Capital Development Fund

independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

11        Invesco Capital Development Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12        Invesco Capital Development Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $350 million	0.750%

Over $350 million	0.625%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and /or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and /or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $11,873.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $1,922.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $20,225 in front-end sales commissions from the sale of Class A shares and $1, $35,610 and $865 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

13        Invesco Capital Development Fund

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$889,620,038	$—	$7,357,568	$896,977,606

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2011, the Fund engaged in securities purchases of $10,239,188 and securities sales of $16,191,231, which resulted in net realized gains of $5,280,441.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,799.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $1,547 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

14        Invesco Capital Development Fund

  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$135,517,899

October 31, 2017	167,953,833

Total capital loss carryforward	$303,471,732

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $571,955,344 and $686,241,915, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$188,670,746

Aggregate unrealized (depreciation) of investment securities	(9,663,837)

Net unrealized appreciation of investment securities	$179,006,909

Cost of investments for tax purposes is $717,970,697.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	1,373,145	$23,367,127	2,961,356	$41,345,095

Class B	50,190	719,993	298,915	3,619,133

Class C	319,284	4,673,523	547,087	6,661,457

Class R	353,869	5,841,929	1,104,325	15,108,465

Class Y	74,099	1,247,139	198,608	2,862,998

Investor Class	141,103	2,387,850	165,446	2,346,735

Institutional Class	345,184	6,133,679	988,527	14,526,489

Automatic conversion of Class B shares to Class A shares:
Class A	358,180	6,154,694	887,648	12,482,157

Class B	(415,550)	(6,154,694)	(1,023,716)	(12,482,157)

Reacquired:
Class A	(5,688,788)	(95,175,981)	(17,188,729)	(237,700,133)

Class B	(343,307)	(4,973,820)	(909,497)	(10,975,778)

Class C	(729,225)	(10,500,886)	(1,531,657)	(18,466,217)

Class R	(1,033,433)	(16,949,070)	(1,994,256)	(27,391,179)

Class Y	(122,060)	(2,042,313)	(184,761)	(2,593,059)

Investor Class	(177,022)	(2,965,116)	(222,108)	(3,112,157)

Institutional Class	(1,430,281)	(24,627,070)	(4,141,708)	(60,650,592)

Net increase (decrease) in share activity	(6,924,612)	$(112,863,016)	(20,044,520)	$(274,418,743)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 1% of the outstanding shares of the fund are owned by Invesco or an investment adviser under common control with Invesco.

15        Invesco Capital Development Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net		Ratio of net
	Net asset		(losses) on		Distributions				net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment	realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income (loss)(a)	unrealized)	operations	gains	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/11	$15.10	$0.00	$3.41	$3.41	$—	$18.51	22.58%	$645,174	1.25	%(d)	1.25	%(d)	0.06	%(d)	68%
Year ended 10/31/10	12.44	(0.06)	2.72	2.66	—	15.10	21.38	586,166	1.31		1.31		(0.47)		68
Year ended 10/31/09	10.62	(0.08)	1.90	1.82	—	12.44	17.14	649,013	1.44		1.44		(0.72)		94
Year ended 10/31/08	21.59	(0.10)	(8.85)	(8.95)	(2.02)	10.62	(45.35)	664,270	1.25		1.26		(0.59)		109
Year ended 10/31/07	19.73	(0.13)	3.99	3.86	(2.00)	21.59	21.13	1,511,918	1.20		1.20		(0.62)		99
Year ended 10/31/06	18.85	(0.10)	3.53	3.43	(2.55)	19.73	19.86	1,095,204	1.26		1.26		(0.52)		126

Class B
Six months ended 04/30/11	13.04	(0.05)	2.94	2.89	—	15.93	22.16	47,176	2.00	(d)	2.00	(d)	(0.69	)(d)	68
Year ended 10/31/10	10.83	(0.15)	2.36	2.21	—	13.04	20.41	47,880	2.06		2.06		(1.22)		68
Year ended 10/31/09	9.32	(0.13)	1.64	1.51	—	10.83	16.20	57,452	2.19		2.19		(1.47)		94
Year ended 10/31/08	19.33	(0.20)	(7.79)	(7.99)	(2.02)	9.32	(45.71)	74,231	2.00		2.01		(1.34)		109
Year ended 10/31/07	17.98	(0.25)	3.60	3.35	(2.00)	19.33	20.27	213,235	1.95		1.95		(1.37)		99
Year ended 10/31/06	17.51	(0.22)	3.24	3.02	(2.55)	17.98	18.92	236,175	2.01		2.01		(1.27)		126

Class C
Six months ended 04/30/11	13.03	(0.05)	2.93	2.88	—	15.91	22.10	68,315	2.00	(d)	2.00	(d)	(0.69	)(d)	68
Year ended 10/31/10	10.82	(0.15)	2.36	2.21	—	13.03	20.43	61,286	2.06		2.06		(1.22)		68
Year ended 10/31/09	9.30	(0.14)	1.66	1.52	—	10.82	16.34	61,531	2.19		2.19		(1.47)		94
Year ended 10/31/08	19.30	(0.19)	(7.79)	(7.98)	(2.02)	9.30	(45.74)	64,620	2.00		2.01		(1.34)		109
Year ended 10/31/07	17.96	(0.25)	3.59	3.34	(2.00)	19.30	20.23	151,259	1.95		1.95		(1.37)		99
Year ended 10/31/06	17.50	(0.22)	3.23	3.01	(2.55)	17.96	18.88	109,424	2.01		2.01		(1.27)		126

Class R
Six months ended 04/30/11	14.76	(0.02)	3.33	3.31	—	18.07	22.43	44,372	1.50	(d)	1.50	(d)	(0.19	)(d)	68
Year ended 10/31/10	12.19	(0.10)	2.67	2.57	—	14.76	21.08	46,272	1.56		1.56		(0.72)		68
Year ended 10/31/09	10.44	(0.10)	1.85	1.75	—	12.19	16.76	49,083	1.69		1.69		(0.97)		94
Year ended 10/31/08	21.30	(0.14)	(8.70)	(8.84)	(2.02)	10.44	(45.46)	48,027	1.50		1.51		(0.84)		109
Year ended 10/31/07	19.53	(0.18)	3.95	3.77	(2.00)	21.30	20.86	79,655	1.45		1.45		(0.87)		99
Year ended 10/31/06	18.73	(0.14)	3.49	3.35	(2.55)	19.53	19.52	22,577	1.51		1.51		(0.77)		126

Class Y
Six months ended 04/30/11	15.18	0.03	3.41	3.44	—	18.62	22.66	7,899	1.00	(d)	1.00	(d)	0.31	(d)	68
Year ended 10/31/10	12.47	(0.03)	2.74	2.71	—	15.18	21.73	7,165	1.06		1.06		(0.22)		68
Year ended 10/31/09	10.63	(0.05)	1.89	1.84	—	12.47	17.31	5,717	1.19		1.19		(0.47)		94
Year ended 10/31/08(e)	12.21	(0.00)	(1.58)	(1.58)	—	10.63	(12.94)	2,595	1.06	(f)	1.07	(f)	(0.40	)(f)	109

Investor Class
Six months ended 04/30/11	15.11	0.00	3.41	3.41	—	18.52	22.57	12,106	1.25	(d)	1.25	(d)	0.06	(d)	68
Year ended 10/31/10	12.45	(0.06)	2.72	2.66	—	15.11	21.37	10,420	1.31		1.31		(0.47)		68
Year ended 10/31/09	10.64	(0.08)	1.89	1.81	—	12.45	17.01	9,292	1.44		1.44		(0.72)		94
Year ended 10/31/08	21.60	(0.10)	(8.84)	(8.94)	(2.02)	10.64	(45.27)	6,261	1.25		1.26		(0.59)		109
Year ended 10/31/07	19.74	(0.13)	3.99	3.86	(2.00)	21.60	21.12	12,237	1.20		1.20		(0.62)		99
Year ended 10/31/06	18.87	(0.10)	3.52	3.42	(2.55)	19.74	19.78	9,866	1.26		1.26		(0.52)		126

Institutional Class
Six months ended 04/30/11	15.98	0.04	3.61	3.65	—	19.63	22.84	57,783	0.83	(d)	0.83	(d)	0.48	(d)	68
Year ended 10/31/10	13.11	0.00	2.87	2.87	—	15.98	21.89	64,392	0.84		0.84		0.01		68
Year ended 10/31/09	11.13	(0.02)	2.00	1.98	—	13.11	17.79	94,145	0.88		0.88		(0.16)		94
Year ended 10/31/08	22.42	(0.03)	(9.24)	(9.27)	(2.02)	11.13	(45.07)	87,467	0.80		0.81		(0.14)		109
Year ended 10/31/07	20.33	(0.04)	4.13	4.09	(2.00)	22.42	21.68	133,433	0.75		0.75		(0.17)		99
Year ended 10/31/06	19.27	(0.00)	3.61	3.61	(2.55)	20.33	20.43	45,017	0.76		0.76		(0.02)		126

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $615,284, $48,655, $64,615, $45,334, $7,529, $11,010 and $58,710 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008 for Class Y shares.
(f)	Annualized.

16        Invesco Capital Development Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,217.70	$6.87	$1,018.60	$6.26	1.25%

B	1,000.00	1,213.80	10.98	1,014.88	9.99	2.00

C	1,000.00	1,213.20	10.98	1,014.88	9.99	2.00

R	1,000.00	1,217.10	8.25	1,017.36	7.50	1.50

Y	1,000.00	1,219.40	5.50	1,019.84	5.01	1.00

Investor	1,000.00	1,218.30	6.88	1,018.60	6.26	1.25

Institutional	1,000.00	1,220.80	4.57	1,020.68	4.16	0.83

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Capital Development Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
CDV-SAR-1           Invesco Distributors, Inc.

Invesco Charter Fund
Semiannual Report to Shareholders ■ April 30, 2011
Nasdaq:
A: CHTRX ■ B: BCHTX ■ C: CHTCX ■ R: CHRRX ■ S: CHRSX ■ Y: CHTYX
Institutional: CHTVX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

18	Financial Highlights

19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	15.51%

Class B Shares	15.11

Class C Shares	15.14

Class R Shares	15.45

Class S Shares	15.63

Class Y Shares	15.72

Institutional Class Shares	15.73

S&P 500 Index▼ (Broad Market Index)	16.35

Russell 1000 Index▼ (Style-Specific Index)	17.12

Lipper Large-Cap Core Funds Index▼ (Peer Group Index)	15.07

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Charter Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (11/26/68)		10.91%

10	Years	2.98

5	Years	4.12

1	Year	6.40

Class B Shares

Inception (6/26/95)		6.86%

10	Years	2.97

5	Years	4.20

1	Year	6.69

Class C Shares

Inception (8/4/97)		3.63%

10	Years	2.82

5	Years	4.54

1	Year	10.73

Class R Shares

10	Years	3.31%

5	Years	5.06

1	Year	12.27

Class S Shares

10	Years	3.58%

5	Years	5.35

1	Year	12.69

Class Y Shares

10	Years	3.63%

5	Years	5.46

1	Year	12.85

Institutional Class Shares

Inception (7/30/91)		8.28%

10	Years	4.04

5	Years	5.77

1	Year	13.00
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (11/26/68)		10.86%

10	Years	3.85

5	Years	3.75

1	Year	3.80

Class B Shares

Inception (6/26/95)		6.72%

10	Years	3.83

5	Years	3.80

1	Year	4.00

Class C Shares

Inception (8/4/97)		3.45%

10	Years	3.67

5	Years	4.16

1	Year	8.04

Class R Shares

10	Years	4.18%

5	Years	4.67

1	Year	9.60

Class S Shares

10	Years	4.45%

5	Years	4.96

1	Year	9.96

Class Y Shares

10	Years	4.50%

5	Years	5.07

1	Year	10.12

Institutional Class Shares

Inception (7/30/91)		8.17%

10	Years	4.92

5	Years	5.40

1	Year	10.28
applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.17%, 1.92%, 1.92%, 1.42%, 1.07%, 0.92% and 0.74%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.18%, 1.93%, 1.93%, 1.43% 1.08%, 0.93% and 0.75%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
1	Total annual Fund operating expenses after contractual advisory fee waivers by the adviser in effect through at least December 31, 2012. See current prospectus for more information.

3 Invesco Charter Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Charter Fund

Schedule of Investments(a)

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–85.89%
Aerospace & Defense–2.56%
ITT Corp.	1,276,776	$73,784,885

Lockheed Martin Corp.	415,461	32,925,284

Northrop Grumman Corp.	543,310	34,559,949

		141,270,118

Air Freight & Logistics–0.59%
United Parcel Service, Inc.–Class B	430,981	32,310,646

Application Software–0.65%
Adobe Systems Inc.(b)	1,065,539	35,748,833

Asset Management & Custody Banks–3.20%
Legg Mason, Inc.	2,891,061	107,402,916

Northern Trust Corp.	1,380,096	68,990,999

		176,393,915

Automobile Manufacturers–0.55%
General Motors Co.(b)	948,692	30,443,526

Biotechnology–1.23%
Gilead Sciences, Inc.(b)	1,747,674	67,879,658

Communications Equipment–3.80%
Cisco Systems, Inc.	3,052,700	53,605,412

Motorola Mobility Holdings Inc.(b)	1,372,726	35,773,240

QUALCOMM, Inc.	2,106,434	119,729,708

		209,108,360

Computer & Electronics Retail–0.55%
Best Buy Co., Inc.	961,661	30,023,056

Construction Materials–0.30%
CRH PLC (Ireland)	673,095	16,702,937

Consumer Finance–2.58%
American Express Co.	2,891,684	141,923,851

Data Processing & Outsourced Services–0.99%
Automatic Data Processing, Inc.	998,850	54,287,498

Department Stores–1.46%
Macy’s, Inc.	3,370,717	80,593,843

Diversified Banks–0.62%
U.S. Bancorp	1,329,242	34,321,028

Drug Retail–2.78%
CVS Caremark Corp.	4,229,444	153,275,051

Electric Utilities–1.64%
Edison International	790,296	31,034,924

Exelon Corp.	1,410,836	59,466,737

		90,501,661

Electrical Components & Equipment–0.49%
Emerson Electric Co.	444,284	26,994,696

Electronic Manufacturing Services–1.31%
TE Connectivity Ltd. (Switzerland)	2,008,243	71,995,512

Environmental & Facilities Services–1.24%
Waste Management, Inc.	1,730,921	68,302,143

Food Retail–3.44%
Kroger Co. (The)	7,789,654	189,366,489

Health Care Equipment–5.47%
Baxter International Inc.	1,125,720	64,053,468

Boston Scientific Corp.(b)	12,591,453	94,309,983

Covidien PLC (Ireland)	1,899,039	105,757,482

Medtronic, Inc.	885,124	36,953,927

		301,074,860

Heavy Electrical Equipment–0.88%
ABB Ltd.–ADR (Switzerland)(b)	1,108,778	30,480,307

Alstom S.A. (France)	271,574	18,062,914

		48,543,221

Home Improvement Retail–1.85%
Lowe’s Cos., Inc.	3,878,088	101,799,810

Hypermarkets & Super Centers–0.72%
Wal-Mart Stores, Inc.	718,800	39,519,624

Industrial Conglomerates–2.62%
General Electric Co.	1,846,377	37,758,410

Koninklijke Philips Electronics N.V. (Netherlands)	1,297,504	38,483,489

Tyco International Ltd. (Switzerland)	1,397,710	68,124,385

		144,366,284

Industrial Gases–1.36%
Air Products & Chemicals, Inc.	786,897	75,164,401

Industrial Machinery–0.81%
Illinois Tool Works, Inc.	766,720	44,784,115

Insurance Brokers–1.03%
Marsh & McLennan Cos., Inc.	1,878,779	56,889,428

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Charter Fund

	Shares	Value

Integrated Oil & Gas–1.00%
ConocoPhillips	407,337	$32,151,109

Petroleo Brasileiro S.A.–ADR (Brazil)	620,763	23,173,083

		55,324,192

Investment Banking & Brokerage–0.46%
Charles Schwab Corp. (The)	1,374,634	25,169,549

Life Sciences Tools & Services–2.95%
Agilent Technologies, Inc.(b)	1,664,343	83,067,359

Thermo Fisher Scientific, Inc.(b)	1,326,542	79,579,255

		162,646,614

Managed Health Care–1.90%
WellPoint Inc.	1,364,379	104,770,663

Oil & Gas Equipment & Services–5.55%
Baker Hughes Inc.	1,866,454	144,482,204

Schlumberger Ltd.	687,352	61,689,842

Tenaris S.A.–ADR (Argentina)(c)	731,323	37,143,895

Weatherford International Ltd. (Switzerland)(b)	2,889,951	62,365,143

		305,681,084

Oil & Gas Exploration & Production–4.03%
Apache Corp.	934,198	124,593,987

Devon Energy Corp.	500,649	45,559,059

Southwestern Energy Co.(b)	1,187,498	52,083,663

		222,236,709

Oil & Gas Refining & Marketing–1.22%
Valero Energy Corp.	2,368,443	67,026,937

Oil & Gas Storage & Transportation–2.05%
Williams Cos., Inc. (The)	3,410,536	113,127,479

Pharmaceuticals–5.42%
Merck & Co., Inc.	494,367	17,772,494

Pfizer, Inc.	3,736,217	78,311,108

Roche Holding AG (Switzerland)	697,998	113,186,684

Teva Pharmaceutical Industries Ltd.–ADR (Israel)	1,953,094	89,314,989

		298,585,275

Property & Casualty Insurance–5.11%
Berkshire Hathaway, Inc.–Class A(b)	967	120,633,250

Progressive Corp. (The)	7,322,467	160,654,926

		281,288,176

Railroads–1.54%
Union Pacific Corp.	817,478	84,584,449

Semiconductors–1.50%
Intel Corp.	1,020,582	23,667,296

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,007,019	59,202,466

		82,869,762

Specialty Stores–0.40%
Staples, Inc.	1,051,054	22,219,282

Systems Software–5.83%
CA, Inc.	1,002,953	24,662,614

Microsoft Corp.	4,912,224	127,816,069

Symantec Corp.(b)	8,581,496	168,626,396

		321,105,079

Wireless Telecommunication Services–2.21%
Vodafone Group PLC (United Kingdom)	42,406,539	121,554,375

Total Common Stocks & Other Equity Interests (Cost $3,871,726,904)		4,731,774,189

Money Market Funds–14.62%
Liquid Assets Portfolio–Institutional Class(d)	402,932,589	402,932,589

Premier Portfolio–Institutional Class(d)	402,932,589	402,932,589

Total Money Market Funds (Cost $805,865,178)		805,865,178

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.51% (Cost $4,677,592,082)		5,537,639,367

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.01%
Liquid Assets Portfolio–Institutional Class(d)(e) (Cost $281,824)	281,824	281,824

TOTAL INVESTMENTS–100.52% (Cost $4,677,873,906)		5,537,921,191

OTHER ASSETS LESS LIABILITIES–(0.52)%		(28,836,323)

NET ASSETS–100.00%		$5,509,084,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Charter Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2011.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Health Care	17.0%

Information Technology	14.1

Energy	13.9

Financials	13.0

Industrials	10.7

Consumer Staples	6.9

Consumer Discretionary	4.8

Telecommunication Services	2.2

Materials	1.7

Utilities	1.6

Money Market Funds Plus Other Assets Less Liabilities	14.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Charter Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $3,871,726,904)*	$4,731,774,189

Investments in affiliated money market funds, at value and cost	806,147,002

Total investments, at value (Cost $4,677,873,906)	5,537,921,191

Foreign currencies, at value (Cost $1,796,270)	2,016,027

Receivables for:
Investments sold	17,642,698

Fund shares sold	8,284,440

Dividends	6,911,481

Investment for trustee deferred compensation and retirement plans	477,430

Other assets	91,707

Total assets	5,573,344,974

Liabilities:
Payables for:
Investments purchased	49,734,403

Fund shares reacquired	6,985,165

Amount due custodian	16,737

Foreign currency contracts outstanding	1,525,725

Collateral upon return of securities loaned	281,824

Accrued fees to affiliates	3,806,056

Accrued other operating expenses	265,779

Trustee deferred compensation and retirement plans	1,644,417

Total liabilities	64,260,106

Net assets applicable to shares outstanding	$5,509,084,868

Net assets consist of:
Shares of beneficial interest	$4,792,563,686

Undistributed net investment income	17,970,897

Undistributed net realized gain (loss)	(160,457,441)

Unrealized appreciation	859,007,726

$5,509,084,868

Net Assets:
Class A	$4,379,562,147

Class B	$194,184,753

Class C	$259,544,443

Class R	$67,140,594

Class S	$22,833,938

Class Y	$173,851,046

Institutional Class	$411,967,947

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	248,794,204

Class B	11,482,017

Class C	15,307,949

Class R	3,839,379

Class S	1,296,859

Class Y	9,849,285

Institutional Class	22,770,442

Class A:
Net asset value per share	$17.60

Maximum offering price per share (Net asset value of $17.60 divided by 94.50%)	$18.62

Class B:
Net asset value and offering price per share	$16.91

Class C:
Net asset value and offering price per share	$16.95

Class R:
Net asset value and offering price per share	$17.49

Class S:
Net asset value and offering price per share	$17.61

Class Y:
Net asset value and offering price per share	$17.65

Institutional Class:
Net asset value and offering price per share	$18.09

*	At April 30, 2011, securities with an aggregate value of $279,294 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Charter Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $974,559)	$50,001,697

Dividends from affiliated money market funds (includes securities lending income of $26,305)	485,579

Interest	914,923

Total investment income	51,402,199

Expenses:
Advisory fees	16,809,070

Administrative services fees	332,963

Custodian fees	52,550

Distribution fees:
Class A	5,223,050

Class B	1,033,078

Class C	1,253,749

Class R	154,136

Class S	16,005

Transfer agent fees — A, B, C, R, S and Y	5,517,816

Transfer agent fees — Institutional	225,559

Trustees’ and officers’ fees and benefits	97,037

Other	260,647

Total expenses	30,975,660

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(1,018,729)

Net expenses	29,956,931

Net investment income	21,445,268

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(69,197))	123,617,954

Foreign currencies	119,113

Foreign currency contracts	(3,167,380)

120,569,687

Change in net unrealized appreciation of:
Investment securities	634,483,687

Foreign currencies	354,266

Foreign currency contracts	476,386

635,314,339

Net realized and unrealized gain	755,884,026

Net increase in net assets resulting from operations	$777,329,294

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Charter Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$21,445,268	$21,932,791

Net realized gain	120,569,687	168,010,253

Change in net unrealized appreciation	635,314,339	226,876,613

Net increase in net assets resulting from operations	777,329,294	416,819,657

Distributions to shareholders from net investment income:
Class A	(16,996,644)	(25,440,826)

Class R	(119,812)	(147,321)

Class S	(108,864)	(44,845)

Class Y	(1,185,231)	(541,375)

Institutional Class	(5,169,364)	(3,373,002)

Total distributions from net investment income	(23,579,915)	(29,547,369)

Share transactions–net:
Class A	(238,024,120)	(194,784,810)

Class B	(46,270,020)	(91,376,929)

Class C	(21,749,784)	1,257,722

Class R	1,421,322	29,187,922

Class S	(79,461)	18,011,782

Class Y	(16,567,903)	91,078,950

Institutional Class	(223,265,047)	210,567,768

Net increase (decrease) in net assets resulting from share transactions	(544,535,013)	63,942,405

Net increase in net assets	209,214,366	451,214,693

Net assets:
Beginning of period	5,299,870,502	4,848,655,809

End of period (includes undistributed net investment income of $17,970,897 and $20,105,544, respectively)	$5,509,084,868	$5,299,870,502

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

10        Invesco Charter Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE.
Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be

11        Invesco Charter Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

12        Invesco Charter Fund

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $150 million	0.80%

Over $150 million	0.625%

  Through December 31, 2012, the Adviser has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund’s average daily net assets) do not exceed the annual rate of:

Average Daily Net Assets	Rate

First $150 million	0.75%

Next $4.85 billion	0.615%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

  Effective May 23, 2011, the Trust has entered into a new master investment advisory agreement with the Adviser and will pay an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.695%

Next $4.05 billion	0.615%

Next $3.9 billion	0.57%

Next $1.8 billion	0.545%

Over $10 billion	0.52%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.90%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $993,095.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $10,424.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations

13        Invesco Charter Fund

approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees. The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Class S shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $147,068 in front-end sales commissions from the sale of Class A shares and $1,241, $151,304 and $14,904 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$5,478,718,725	$59,202,466	$—	$5,537,921,191

Foreign Currency Contracts*	—	(1,525,725)	—	(1,525,725)

Total Investments	$5,478,718,725	$57,676,741	$—	$5,536,395,466

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Instruments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts(a)	$-0-	$(1,525,725)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.

14        Invesco Charter Fund

Effect of Derivative Instruments for the six months ended April 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency
Contracts*

Realized Gain (Loss)
Currency risk	$(3,167,380)

Change in Unrealized Appreciation (Depreciation)
Currency risk	476,386

Total	$(2,690,994)

*	The average value of foreign currency contracts during the period was $58,750,516.

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to					Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

06/03/2011	Citibank Capital	GBP	37,700,000	USD	61,420,086	$62,945,811	$(1,525,725)

Currency Abbreviations:

GBP	– British Pound Sterling
USD	– U.S. Dollar

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2011, the Fund engaged in securities purchases of $0 and securities sales of $9,033,390, which resulted in net realized gains (losses) of $(69,197).

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $15,210.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $5,666 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available

15        Invesco Charter Fund

capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$262,306,886

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $750,730,104 and $1,063,743,562, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$963,841,452

Aggregate unrealized (depreciation) of investment securities	(124,516,520)

Net unrealized appreciation of investment securities	$839,324,932

Cost of investments for tax purposes is $4,698,596,259.

16        Invesco Charter Fund

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	9,884,388	$162,957,767	34,149,332	$510,485,029

Class B	274,949	4,304,646	1,399,875	20,212,011

Class C	783,730	12,466,551	3,370,978	48,862,008

Class R	966,154	15,916,186	3,155,344	46,578,314

Class S	88,258	1,446,176	1,291,781	19,337,328

Class Y	1,642,683	27,320,752	8,532,661	130,070,744

Institutional Class	2,762,191	47,056,548	18,337,266	280,786,415

Issued as reinvestment of dividends:
Class A	968,265	15,376,038	1,577,828	23,399,187

Class R	7,587	119,795	9,986	147,296

Class S	6,796	107,848	2,997	44,419

Class Y	65,011	1,033,677	32,273	479,572

Institutional Class	300,029	4,890,481	206,179	3,138,052

Automatic conversion of Class B shares to Class A shares:
Class A	1,858,356	31,115,954	4,792,275	71,964,159

Class B	(1,932,885)	(31,115,954)	(4,974,156)	(71,964,159)

Reacquired:
Class A	(27,196,250)	(447,473,879)	(53,706,198)	(800,633,185)

Class B	(1,230,723)	(19,458,712)	(2,758,135)	(39,624,781)

Class C	(2,162,872)	(34,216,335)	(3,299,244)	(47,604,286)

Class R	(888,836)	(14,614,659)	(1,193,942)	(17,537,688)

Class S	(99,004)	(1,633,485)	(92,140)	(1,369,965)

Class Y	(2,739,463)	(44,922,332)	(2,626,554)	(39,471,366)

Institutional Class	(16,544,800)	(275,212,076)	(4,800,560)	(73,356,699)

Net increase (decrease) in share activity	(33,186,436)	$(544,535,013)	3,407,846	$63,942,405

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, less than 1% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

17        Invesco Charter Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities			Dividends					net assets		assets without		investment
	value,	investment	(both		Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and		investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)		operations	income	of period	Return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/11	$15.30	$0.07	$2.30	(d)	$2.37	$(0.07)	$17.60	15.51	%(d)	$4,379,562	1.09	%(e)	1.13	%(e)	0.83	%(e)	16%
Year ended 10/31/10	14.16	0.07	1.16	(d)	1.23	(0.09)	15.30	8.72	(d)	4,027,296	1.14		1.18		0.45		48
Year ended 10/31/09	12.46	0.09	1.76	(d)	1.85	(0.15)	14.16	15.19	(d)	3,915,161	1.26		1.29		0.76		32
Year ended 10/31/08	17.30	0.14	(4.76)		(4.62)	(0.22)	12.46	(27.00)		3,454,370	1.19		1.23		0.88		38
Year ended 10/31/07	14.96	0.20	2.25	(d)	2.45	(0.11)	17.30	16.44	(d)	5,005,716	1.16		1.19		1.25		39
Year ended 10/31/06	12.85	0.13	2.10		2.23	(0.12)	14.96	17.49		4,812,619	1.26		1.27		0.93		51

Class B
Six months ended 04/30/11	14.69	0.01	2.21	(d)	2.22	—	16.91	15.11	(d)	194,185	1.84	(e)	1.88	(e)	0.08	(e)	16
Year ended 10/31/10	13.62	(0.04)	1.11	(d)	1.07	(0.00)	14.69	7.86	(d)	211,105	1.89		1.93		(0.30)		48
Year ended 10/31/09	11.91	0.00	1.71	(d)	1.71	(0.00)	13.62	14.36	(d)	281,911	2.01		2.04		0.01		32
Year ended 10/31/08	16.50	0.02	(4.54)		(4.52)	(0.07)	11.91	(27.51)		388,985	1.94		1.98		0.13		38
Year ended 10/31/07	14.30	0.08	2.14	(d)	2.22	(0.02)	16.50	15.56	(d)	1,067,897	1.91		1.94		0.50		39
Year ended 10/31/06	12.27	0.02	2.02		2.04	(0.01)	14.30	16.63		1,547,422	2.01		2.02		0.18		51

Class C
Six months ended 04/30/11	14.73	0.01	2.21	(d)	2.22	—	16.95	15.07	(d)	259,544	1.84	(e)	1.88	(e)	0.08	(e)	16
Year ended 10/31/10	13.65	(0.04)	1.12	(d)	1.08	(0.00)	14.73	7.91	(d)	245,757	1.89		1.93		(0.30)		48
Year ended 10/31/09	11.94	0.00	1.71	(d)	1.71	(0.00)	13.65	14.32	(d)	226,830	2.01		2.04		0.01		32
Year ended 10/31/08	16.55	0.02	(4.56)		(4.54)	(0.07)	11.94	(27.55)		179,759	1.94		1.98		0.13		38
Year ended 10/31/07	14.34	0.08	2.15	(d)	2.23	(0.02)	16.55	15.58	(d)	272,904	1.91		1.94		0.50		39
Year ended 10/31/06	12.30	0.02	2.03		2.05	(0.01)	14.34	16.67		287,359	2.01		2.02		0.18		51

Class R
Six months ended 04/30/11	15.18	0.05	2.29	(d)	2.34	(0.03)	17.49	15.45	(d)	67,141	1.34	(e)	1.38	(e)	0.58	(e)	16
Year ended 10/31/10	14.07	0.03	1.15	(d)	1.18	(0.07)	15.18	8.43	(d)	57,003	1.39		1.43		0.20		48
Year ended 10/31/09	12.38	0.07	1.75	(d)	1.82	(0.13)	14.07	14.93	(d)	25,096	1.51		1.54		0.51		32
Year ended 10/31/08	17.18	0.10	(4.73)		(4.63)	(0.17)	12.38	(27.19)		7,717	1.44		1.48		0.63		38
Year ended 10/31/07	14.87	0.16	2.23	(d)	2.39	(0.08)	17.18	16.12	(d)	6,565	1.41		1.44		1.00		39
Year ended 10/31/06	12.77	0.09	2.10		2.19	(0.09)	14.87	17.21		5,153	1.51		1.52		0.68		51

Class S
Six months ended 04/30/11	15.31	0.08	2.30	(d)	2.38	(0.08)	17.61	15.63	(d)	22,834	0.99	(e)	1.03	(e)	0.93	(e)	16
Year ended 10/31/10	14.16	0.08	1.16	(d)	1.24	(0.09)	15.31	8.80	(d)	19,916	1.04		1.08		0.55		48
Year ended 10/31/09(f)	14.25	0.01	(0.10)		(0.09)	—	14.16	(0.63)		1,390	1.09	(g)	1.12	(g)	0.93	(g)	32

Class Y
Six months ended 04/30/11	15.36	0.09	2.31	(d)	2.40	(0.11)	17.65	15.72	(d)	173,851	0.84	(e)	0.88	(e)	1.08	(e)	16
Year ended 10/31/10	14.20	0.11	1.15	(d)	1.26	(0.10)	15.36	8.93	(d)	167,170	0.89		0.93		0.70		48
Year ended 10/31/09	12.46	0.13	1.77	(d)	1.90	(0.16)	14.20	15.54	(d)	70,187	1.01		1.04		1.01		32
Year ended 10/31/08(f)	13.94	0.01	(1.49)		(1.48)	0.00	12.46	(10.62)		9,424	0.97	(g)	1.01	(g)	1.10	(g)	38

Institutional Class
Six months ended 04/30/11	15.77	0.10	2.36	(d)	2.46	(0.14)	18.09	15.73	(d)	411,968	0.72	(e)	0.76	(e)	1.20	(e)	16
Year ended 10/31/10	14.57	0.14	1.20	(d)	1.34	(0.14)	15.77	9.20	(d)	571,624	0.71		0.75		0.88		48
Year ended 10/31/09	12.83	0.16	1.80	(d)	1.96	(0.22)	14.57	15.74	(d)	328,081	0.75		0.78		1.27		32
Year ended 10/31/08	17.81	0.20	(4.88)		(4.68)	(0.30)	12.83	(26.68)		202,467	0.76		0.80		1.31		38
Year ended 10/31/07	15.38	0.28	2.31	(d)	2.59	(0.16)	17.81	16.96	(d)	134,745	0.73		0.76		1.68		39
Year ended 10/31/06	13.22	0.20	2.16		2.36	(0.20)	15.38	18.03		123,476	0.79		0.80		1.40		51

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
d)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains on securities (both realized and unrealized) per share for the six months ended April 30, 2011 would have been $2.25, $2.16, $2.16, $2.24, $2.25, $2.26 and $2.31 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class, respectively and total return would have been lower. Net gains on securities (both realized and unrealized) per share for the year ended October 31, 2010 would have been $1.11, $1.06, $1.07, $1.10, $1.11, $1.10 and $1.15 for Class A, Class B, Class C, Class R, Class Y and Institutional Class, respectively and total return would have been lower. Net gains on securities (both realized and unrealized) per share for the year ended October 31, 2009 would have been $1.57, $1.52, $1.52, $1.56, $1.58 and $1.61 for Class A, Class B, Class C, Class R, Class Y and Institutional Class, respectively and total return would have been lower. Net gains on securities (both realized and unrealized) per share for the year ended October 31, 2007 would have been $2.12, $2.01, $2.02, $2.10 and $2.18 for Class A, Class B, Class C, Class R and Institutional Class, respectively and total return would have been lower.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $4,213,068, $208,328, $252,828, $62,165, $21,517, $165,843 and $457,730 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of September 25, 2009 and October 3, 2008 for Class S and Class Y shares, respectively.
(g)	Annualized.

18        Invesco Charter Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,155.10	$5.82	$1,019.39	$5.46	1.09%

B	1,000.00	1,151.10	9.81	1,015.67	9.20	1.84

C	1,000.00	1,151.40	9.82	1,015.67	9.20	1.84

R	1,000.00	1,154.50	7.16	1,018.15	6.71	1.34

S	1,000.00	1,156.30	5.29	1,019.89	4.96	0.99

Y	1,000.00	1,157.20	4.49	1,020.63	4.21	0.84

Institutional	1,000.00	1,157.30	3.85	1,021.22	3.61	0.72

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19        Invesco Charter Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
CHT-SAR-1      Invesco Distributors, Inc.

Invesco Constellation Fund
Semiannual Report to Shareholders ▪ April 30, 2011
Nasdaq:
A: CSTGX ▪ B: CSTBX ▪ C: CSTCX ▪ R: CSTRX ▪ Y: CSTYX ▪ Institutional: CSITX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.91%

Class B Shares	13.53

Class C Shares	13.54

Class R Shares	13.79

Class Y Shares	14.05

Institutional Class Shares	14.23

S&P 500 Index▼ (Broad Market Index)	16.35

Russell 1000 Growth Index▼ (Style-Specific Index)	16.96

Lipper Multi-Cap Growth Funds Index▼ (Peer Group Index)	19.04

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Constellation Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (4/30/76)	11.91%

10 Years	-0.60

5 Years	-2.15

1 Year	10.62

Class B Shares

Inception (11/3/97)	1.27%

10 Years	-0.61

5 Years	-2.16

1 Year	11.25

Class C Shares

Inception (8/4/97)	0.88%

10 Years	-0.76

5 Years	-1.77

1 Year	15.26

Class R Shares

10 Years	-0.23%

5 Years	-1.29

1 Year	16.77

Class Y Shares

10 Years	0.03%

5 Years	-0.90

1 Year	17.37

Institutional Class Shares

Inception (4/8/92)	7.16%

10 Years	0.49

5 Years	-0.51

1 Year	17.72
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (4/30/76)	11.87%

10 Years	0.16

5 Years	-2.50

1 Year	8.79

Class B Shares

Inception (11/3/97)	1.12%

10 Years	0.15

5 Years	-2.52

1 Year	9.26

Class C Shares

Inception (8/4/97)	0.74%

10 Years	0.00

5 Years	-2.13

1 Year	13.26

Class R Shares

10 Years	0.53%

5 Years	-1.65

1 Year	14.82

Class Y Shares

10 Years	0.79%

5 Years	-1.27

1 Year	15.41

Institutional Class Shares

Inception (4/8/92)	7.08%

10 Years	1.26

5 Years	-0.87

1 Year	15.78
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.33%, 2.08%, 2.08%, 1.58%, 1.08% and 0.77%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.34%, 2.09%, 2.09%, 1.59%, 1.09% and 0.78%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after contractual advisory fee waivers by the adviser in effect through at least December 31, 2012. See current prospectus for more information.

3	Invesco Constellation Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.

4	Invesco Constellation Fund

Schedule of Investments(a)

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.43%
Aerospace & Defense–2.11%
Honeywell International, Inc.	306,426	$18,762,464

Precision Castparts Corp.	211,146	32,626,280

Rockwell Collins, Inc.	241,488	15,237,893

		66,626,637

Apparel, Accessories & Luxury Goods–1.28%
Coach, Inc.	673,585	40,287,119

Application Software–0.77%
Salesforce.com, Inc.(b)	175,194	24,281,888

Asset Management & Custody Banks–0.44%
Ameriprise Financial, Inc.	221,599	13,752,434

Auto Parts & Equipment–0.84%
Johnson Controls, Inc.	645,234	26,454,594

Automotive Retail–0.53%
Advance Auto Parts, Inc.	254,101	16,633,451

Biotechnology–3.19%
Amgen Inc.(b)	653,954	37,177,285

Gilead Sciences, Inc.(b)	1,026,191	39,857,258

Human Genome Sciences, Inc.(b)	807,685	23,802,477

		100,837,020

Broadcasting–1.00%
Scripps Networks Interactive, Inc.–Class A	615,969	31,673,126

Cable & Satellite–3.57%
Comcast Corp.–Class A	2,408,269	63,192,979

DIRECTV, Class A(b)	1,018,933	49,509,954

		112,702,933

Communications Equipment–2.80%
F5 Networks, Inc.(b)	82,343	8,346,286

Juniper Networks, Inc.(b)	975,648	37,396,588

QUALCOMM, Inc.	749,232	42,586,347

		88,329,221

Computer Hardware–4.89%
Apple Inc.(b)	443,264	154,357,823

Computer Storage & Peripherals–1.72%
EMC Corp.(b)	1,367,940	38,767,419

SanDisk Corp.(b)	315,406	15,499,051

		54,266,470

Construction & Engineering–0.95%
Foster Wheeler AG (Switzerland)(b)	844,967	30,055,476

Construction & Farm Machinery & Heavy Trucks–3.52%
Cummins, Inc.	334,679	40,221,722

Komatsu Ltd. (Japan)	481,400	16,976,906

Navistar International Corp.(b)	648,903	45,111,737

Terex Corp.(b)	258,345	8,985,239

		111,295,604

Consumer Finance–0.51%
American Express Co.	329,164	16,155,369

Data Processing & Outsourced Services–1.67%
MasterCard, Inc.–Class A	191,434	52,814,726

Diversified Banks–0.33%
Comerica, Inc.	278,611	10,567,715

Drug Retail–0.94%
CVS Caremark Corp.	817,066	29,610,472

Electrical Components & Equipment–0.83%
Cooper Industries PLC (Ireland)	399,811	26,367,535

Electronic Components–0.93%
Corning, Inc.	1,405,637	29,434,039

Electronic Manufacturing Services–1.34%
Flextronics International Ltd. (Singapore)(b)	3,620,611	25,235,659

TE Connectivity Ltd. (Switzerland)	472,201	16,928,406

		42,164,065

Fertilizers & Agricultural Chemicals–1.95%
Monsanto Co.	703,369	47,857,227

Mosaic Co. (The)	182,423	13,656,186

		61,513,413

General Merchandise Stores–0.82%
Dollar Tree, Inc.(b)	447,793	25,748,098

Gold–1.97%
Barrick Gold Corp. (Canada)	1,220,377	62,251,431

Health Care Distributors–0.92%
Cardinal Health, Inc.	666,251	29,108,506

Health Care Equipment–0.64%
Baxter International Inc.	355,383	20,221,293

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Constellation Fund

	Shares	Value

Health Care Services–1.46%
Medco Health Solutions, Inc.(b)	778,755	$46,203,534

Health Care Technology–0.61%
Allscripts Healthcare Solutions, Inc.(b)	899,738	19,380,357

Heavy Electrical Equipment–0.86%
ABB Ltd. (Switzerland)(b)	654,657	18,030,247

ABB Ltd.–ADR (Switzerland)(b)	326,840	8,984,832

		27,015,079

Home Improvement Retail–0.77%
Lowe’s Cos., Inc.	930,792	24,433,290

Homefurnishing Retail–1.03%
Bed Bath & Beyond Inc.(b)	577,757	32,423,723

Hypermarkets & Super Centers–1.91%
Costco Wholesale Corp.	747,261	60,468,360

Industrial Machinery–2.13%
Illinois Tool Works, Inc.	476,614	27,839,024

Ingersoll-Rand PLC (Ireland)	781,173	39,449,236

		67,288,260

Integrated Oil & Gas–4.17%
Exxon Mobil Corp.	491,441	43,246,808

Occidental Petroleum Corp.	773,005	88,346,741

		131,593,549

Internet Retail–3.22%
Amazon.com, Inc.(b)	306,808	60,287,772

Netflix Inc.(b)	62,020	14,430,193

Priceline.com Inc.(b)	49,388	27,015,730

		101,733,695

Internet Software & Services–3.06%
Baidu, Inc.–ADR (China)(b)	240,950	35,785,894

Google Inc.–Class A(b)	81,846	44,532,409

VeriSign, Inc.	438,269	16,198,422

		96,516,725

Investment Banking & Brokerage–1.70%
Goldman Sachs Group, Inc. (The)	144,805	21,867,003

Jefferies Group, Inc.	1,311,297	31,694,049

		53,561,052

IT Consulting & Other Services–3.15%
Accenture PLC, Class A (Ireland)	1,518,184	86,733,852

Teradata Corp.(b)	229,981	12,860,537

		99,594,389

Life Sciences Tools & Services–0.76%
Illumina, Inc.(b)	339,279	24,082,023

Managed Health Care–2.04%
UnitedHealth Group, Inc.	1,308,977	64,440,938

Movies & Entertainment–1.24%
Walt Disney Co. (The)	905,878	39,043,342

Oil & Gas Equipment & Services–6.89%
Baker Hughes, Inc.	285,406	22,093,278

Cameron International Corp.(b)	793,178	41,816,344

Halliburton Co.	1,110,662	56,066,218

Schlumberger Ltd.	723,329	64,918,778

Weatherford International Ltd.(b)	1,516,857	32,733,774

		217,628,392

Oil & Gas Exploration & Production–0.76%
Anadarko Petroleum Corp.	303,392	23,949,764

Other Diversified Financial Services–1.90%
JPMorgan Chase & Co.	1,311,577	59,847,259

Packaged Foods & Meats–1.02%
Green Mountain Coffee Roasters, Inc.(b)	479,631	32,116,092

Pharmaceuticals–2.49%
Allergan, Inc.	405,708	32,278,128

Pfizer, Inc.	1,688,509	35,391,149

Shire PLC (United Kingdom)	349,289	10,817,345

		78,486,622

Railroads–1.35%
Union Pacific Corp.	411,736	42,602,324

Restaurants–0.00%
Krispy Kreme Doughnuts, Inc.–Wts., expiring 03/02/12(c)	19,296	1,158

Semiconductor Equipment–1.30%
ASML Holding N.V. (Netherlands)	350,450	14,514,003

Novellus Systems, Inc.(b)	825,676	26,504,200

		41,018,203

Semiconductors–2.81%
Atmel Corp.(b)	1,247,854	19,092,166

Broadcom Corp., Class A(b)	760,814	26,765,437

Micron Technology, Inc.(b)	2,415,242	27,268,082

Xilinx, Inc.	443,561	15,462,536

		88,588,221

Soft Drinks–1.83%
Coca-Cola Co. (The)	367,765	24,809,427

Hansen Natural Corp.(b)	247,995	16,404,869

PepsiCo, Inc.	241,475	16,635,213

		57,849,509

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Constellation Fund

	Shares	Value

Systems Software–6.31%
Check Point Software Technologies Ltd. (Israel)(b)	784,494	$43,092,255

Microsoft Corp.	2,533,083	65,910,820

Oracle Corp.	767,619	27,672,665

Rovi Corp.(b)	1,290,414	62,662,504

		199,338,244

Technology Distributors–1.51%
Avnet, Inc.(b)	1,316,238	47,805,764

Trucking–1.68%
J.B. Hunt Transport Services, Inc.	1,109,492	52,900,578

Wireless Telecommunication Services–1.01%
American Tower Corp., Class A(b)	607,187	31,761,952

TOTAL INVESTMENTS–99.43% (Cost $2,441,651,742)		3,139,182,856

OTHER ASSETS LESS LIABILITIES–0.57%		17,867,675

NET ASSETS–100.00%		$3,157,050,531

Investment Abbreviations:

ADR	– American Depositary Receipt
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Non-income producing security acquired through a corporate action.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Information Technology	32.3%

Consumer Discretionary	14.3

Industrials	13.4

Health Care	12.1

Energy	11.8

Consumer Staples	5.7

Financials	4.9

Materials	3.9

Telecommunication Services	1.0

Other Assets Less Liabilities	0.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Constellation Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $2,441,651,742)	$3,139,182,856

Receivables for:
Investments sold	87,152,395

Fund shares sold	371,968

Dividends	1,620,912

Investment for trustee deferred compensation and retirement plans	606,026

Other assets	130,740

Total assets	3,229,064,897

Liabilities:
Payables for:
Investments purchased	55,246,983

Fund shares reacquired	4,672,108

Amount due custodian	7,235,150

Accrued fees to affiliates	2,568,014

Accrued other operating expenses	435,115

Trustee deferred compensation and retirement plans	1,856,996

Total liabilities	72,014,366

Net assets applicable to shares outstanding	$3,157,050,531

Net assets consist of:
Shares of beneficial interest	$3,554,024,046

Undistributed net investment income (loss)	(4,031,327)

Undistributed net realized gain (loss)	(1,090,477,451)

Unrealized appreciation	697,535,263

$3,157,050,531

Net Assets:
Class A	$2,868,168,316

Class B	$131,488,531

Class C	$106,990,031

Class R	$10,462,602

Class Y	$14,840,965

Institutional Class	$25,100,086

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	115,215,700

Class B	5,892,532

Class C	4,796,495

Class R	426,859

Class Y	593,655

Institutional Class	906,002

Class A:
Net asset value per share	$24.89

Maximum offering price per share (Net asset value of $24.89 divided by 94.50%)	$26.34

Class B:
Net asset value and offering price per share	$22.31

Class C:
Net asset value and offering price per share	$22.31

Class R:
Net asset value and offering price per share	$24.51

Class Y:
Net asset value and offering price per share	$25.00

Institutional Class:
Net asset value and offering price per share	$27.70

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Constellation Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $109,699)	$17,537,243

Dividends from affiliated money market funds (includes securities lending income of $29,161)	90,102

Interest	272,641

Total investment income	17,899,986

Expenses:
Advisory fees	9,778,230

Administrative services fees	294,256

Custodian fees	41,855

Distribution fees:
Class A	3,490,264

Class B	707,176

Class C	520,128

Class R	25,731

Transfer agent fees — A, B, C, R and Y	5,163,421

Transfer agent fees — Institutional	3,484

Trustees’ and officers’ fees and benefits	57,856

Other	401,529

Total expenses	20,483,930

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(303,238)

Net expenses	20,180,692

Net investment income (loss)	(2,280,706)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $3,248,644)	275,459,008

Foreign currencies	(51,360)

275,407,648

Change in net unrealized appreciation (depreciation) of:
Investment securities	129,064,055

Foreign currencies	(3,198)

129,060,857

Net realized and unrealized gain	404,468,505

Net increase in net assets resulting from operations	$402,187,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Constellation Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income (loss)	$(2,280,706)	$(9,707,535)

Net realized gain	275,407,648	185,258,898

Change in net unrealized appreciation	129,060,857	312,124,429

Net increase in net assets resulting from operations	402,187,799	487,675,792

Distributions to shareholders from net investment income:
Class A	—	(9,467,668)

Class R	—	(11,753)

Class Y	—	(78,583)

Institutional Class	—	(348,963)

Total distributions from net investment income	—	(9,906,967)

Share transactions–net:
Class A	(208,514,953)	(399,670,957)

Class B	(32,477,227)	(59,428,172)

Class C	(6,792,817)	(16,748,246)

Class R	(1,032,507)	(274,367)

Class Y	(242,463)	(1,801,677)

Institutional Class	(2,775,963)	(26,003,742)

Net increase (decrease) in net assets resulting from share transactions	(251,835,930)	(503,927,161)

Net increase (decrease) in net assets	150,351,869	(26,158,336)

Net assets:
Beginning of period	3,006,698,662	3,032,856,998

End of period (includes undistributed net investment income (loss) of $(4,031,327) and $(1,750,621), respectively)	$3,157,050,531	$3,006,698,662

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Constellation Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

10        Invesco Constellation Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be

11        Invesco Constellation Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

12        Invesco Constellation Fund

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $150 million	0.80%

Over $150 million	0.625%

  Through December 31, 2012, the Adviser has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund’s average daily net assets) do not exceed the annual rate of:

Average Daily Net Assets	Rate

First $250 million	0.695%

Next $4 billion	0.615%

Next $750 million	0.595%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provides discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $274,477.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $11,411.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales

13        Invesco Constellation Fund

charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $101,149 in front-end sales commissions from the sale of Class A shares and $18, $122,029 and $2,330 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$3,093,358,358	$45,824,498	$—	$3,139,182,856

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2011, the Fund engaged in securities purchases of $59,976,316 and securities sales of $8,949,899, which resulted in net realized gains of $3,248,644.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $17,350.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $3,543 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

14        Invesco Constellation Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2011	$222,860,251

October 31, 2017	1,142,687,572

Total capital loss carryforward	$1,365,547,823

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $1,560,498,305 and $1,718,068,087, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$738,955,999

Aggregate unrealized (depreciation) of investment securities	(41,762,160)

Net unrealized appreciation of investment securities	$697,193,839

Cost of investments for tax purposes is $2,441,989,017.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	1,319,730	$31,015,920	2,637,390	$53,287,787

Class B	128,152	2,673,503	707,619	12,893,913

Class C	183,897	3,881,802	304,237	5,544,532

Class R	39,881	925,799	139,423	2,787,911

Class Y	127,113	3,008,321	323,862	6,752,281

Institutional Class	6,551	170,805	262,551	5,857,584

Issued as reinvestment of dividends:
Class A	—	—	452,979	8,987,059

Class R	—	—	599	11,741

Class Y	—	—	3,760	74,635

Institutional Class	—	—	15,922	348,843

15        Invesco Constellation Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Automatic conversion of Class B shares to Class A shares:
Class A	832,126	$19,863,123	2,085,484	$42,317,107

Class B	(926,799)	(19,863,123)	(2,309,704)	(42,317,105)

Reacquired:
Class A	(11,034,031)	(259,393,996)	(24,956,936)	(504,262,910)

Class B	(723,941)	(15,287,607)	(1,647,055)	(30,004,980)

Class C	(505,042)	(10,674,619)	(1,221,475)	(22,292,778)

Class R	(84,301)	(1,958,306)	(157,228)	(3,074,019)

Class Y	(136,929)	(3,250,784)	(419,086)	(8,628,593)

Institutional Class	(111,971)	(2,946,768)	(1,451,611)	(32,210,169)

Net increase (decrease) in share activity	(10,885,564)	$(251,835,930)	(25,229,269)	$(503,927,161)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16        Invesco Constellation Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
			Net gains									to average		to average net		Ratio of net
	Net asset		(losses) on			Dividends						net assets		assets without		investment
	value,	Net	securities (both		Total from	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment	realized and		investment	investment	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(loss)(a)	unrealized)		operations	income	distributions	of period	return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/11	$21.86	$(0.01)	$3.04		$3.03	$—	$—	$24.89	13.86%		2,868,168	1.25	%(d)	1.27	%(d)	(0.09	)%(d)	52%
Year ended 10/31/10	18.66	(0.05)	3.32	(e)	3.27	(0.07)	(0.07)	21.86	17.55	(e)	2,712,368	1.32		1.34		(0.26)		53
Year ended 10/31/09	17.79	0.08	0.79	(e)	0.87	—	—	18.66	4.89	(e)	2,684,240	1.42		1.44		0.44		90
Year ended 10/31/08	31.12	(0.04)	(13.29)		(13.33)	—	—	17.79	(42.83)		2,945,536	1.25		1.27		(0.16)		96
Year ended 10/31/07	25.56	(0.07)	5.63		5.56	—	—	31.12	21.75		6,145,755	1.17		1.20		(0.25)		68
Year ended 10/31/06	23.63	(0.06)	1.99		1.93	—	—	25.56	8.17		6,374,641	1.21		1.24		(0.24)		123

Class B
Six months ended 04/30/11	19.66	(0.09)	2.74		2.65	—	—	22.31	13.48		131,489	2.00	(d)	2.02	(d)	(0.84	)(d)	52
Year ended 10/31/10	16.85	(0.18)	2.99	(e)	2.81	—	—	19.66	16.68	(e)	145,817	2.07		2.09		(1.01)		53
Year ended 10/31/09	16.20	(0.05)	0.70	(e)	0.65	—	—	16.85	4.01	(e)	179,737	2.17		2.19		(0.31)		90
Year ended 10/31/08	28.54	(0.21)	(12.13)		(12.34)	—	—	16.20	(43.24)		281,592	2.00		2.02		(0.91)		96
Year ended 10/31/07	23.62	(0.25)	5.17		4.92	—	—	28.54	20.83		844,018	1.92		1.95		(1.00)		68
Year ended 10/31/06	22.00	(0.23)	1.85		1.62	—	—	23.62	7.36		1,008,799	1.96		1.99		(0.99)		123

Class C
Six months ended 04/30/11	19.66	(0.09)	2.74		2.65	—	—	22.31	13.48		106,990	2.00	(d)	2.02	(d)	(0.84	)(d)	52
Year ended 10/31/10	16.85	(0.18)	2.99	(e)	2.81	—	—	19.66	16.68	(e)	100,596	2.07		2.09		(1.01)		53
Year ended 10/31/09	16.19	(0.05)	0.71	(e)	0.66	—	—	16.85	4.08	(e)	101,671	2.17		2.19		(0.31)		90
Year ended 10/31/08	28.52	(0.21)	(12.12)		(12.33)	—	—	16.19	(43.23)		115,004	2.00		2.02		(0.91)		96
Year ended 10/31/07	23.61	(0.25)	5.16		4.91	—	—	28.52	20.80		256,377	1.92		1.95		(1.00)		68
Year ended 10/31/06	21.99	(0.23)	1.85		1.62	—	—	23.61	7.37		274,187	1.96		1.99		(0.99)		123

Class R
Six months ended 04/30/11	21.55	(0.04)	3.00		2.96	—	—	24.51	13.74		10,463	1.50	(d)	1.52	(d)	(0.34	)(d)	52
Year ended 10/31/10	18.40	(0.10)	3.27	(e)	3.17	(0.02)	(0.02)	21.55	17.26	(e)	10,155	1.57		1.59		(0.51)		53
Year ended 10/31/09	17.59	0.03	0.78	(e)	0.81	—	—	18.40	4.60	(e)	8,987	1.67		1.69		0.19		90
Year ended 10/31/08	30.84	(0.10)	(13.15)		(13.25)	—	—	17.59	(42.96)		8,976	1.50		1.52		(0.41)		96
Year ended 10/31/07	25.41	(0.14)	5.57		5.43	—	—	30.84	21.37		14,580	1.42		1.45		(0.50)		68
Year ended 10/31/06	23.54	(0.12)	1.99		1.87	—	—	25.41	7.94		12,982	1.46		1.49		(0.49)		123

Class Y
Six months ended 04/30/11	21.92	0.02	3.06		3.08	—	—	25.00	14.05		14,841	1.00	(d)	1.02	(d)	0.16	(d)	52
Year ended 10/31/10	18.71	0.00	3.32	(e)	3.32	(0.11)	(0.11)	21.92	17.83	(e)	13,229	1.07		1.09		(0.01)		53
Year ended 10/31/09	17.80	0.12	0.79	(e)	0.91	—	—	18.71	5.11	(e)	13,003	1.17		1.19		0.69		90
Year ended 10/31/08(f)	19.99	0.00	(2.19)		(2.19)	—	—	17.80	(10.96)		5,827	1.05	(g)	1.07	(g)	0.04	(g)	96

Institutional Class
Six months ended 04/30/11	24.26	0.06	3.38		3.44	—	—	27.70	14.18		25,100	0.69	(d)	0.71	(d)	0.47	(d)	52
Year ended 10/31/10	20.70	0.07	3.68	(e)	3.75	(0.19)	(0.19)	24.26	18.22	(e)	24,534	0.76		0.78		0.30		53
Year ended 10/31/09	19.61	0.21	0.88	(e)	1.09	—	—	20.70	5.56	(e)	45,219	0.75		0.77		1.11		90
Year ended 10/31/08	34.14	0.09	(14.62)		(14.53)	—	—	19.61	(42.56)		52,187	0.78		0.80		0.31		96
Year ended 10/31/07	27.92	0.06	6.16		6.22	—	—	34.14	22.28		115,443	0.71		0.74		0.21		68
Year ended 10/31/06	25.69	0.06	2.17		2.23	—	—	27.92	8.68		104,416	0.75		0.78		0.22		123

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,815,351, $142,607, $104,888, $10,378, $14,510 and $25,230 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains on securities (both realized and unrealized) per share for the year ended October 31, 2010 would have been $2.62, $2.29, $2.29, $2.57, $2.62 and $2.98 for Class A, Class B, Class C, Class R, Class Y and Institutional Class, respectively and total returns would have been lower. Net gains on securities (both realized and unrealized) per share for the year ended October 31, 2009 would have been $0.61, $0.52, $0.53, $0.60, $0.61 and $0.70 for Class A, Class B, Class C, Class R, Class Y and Institutional Class, respectively and total returns would have been lower.
(f)	Commencement date of October 3, 2008
(g)	Annualized.

17        Invesco Constellation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,139.10	$6.63	$1,018.60	$6.26	1.25%

B	1,000.00	1,135.30	10.59	1,014.88	9.99	2.00

C	1,000.00	1,135.40	10.59	1,014.88	9.99	2.00

R	1,000.00	1,137.90	7.95	1,017.36	7.50	1.50

Y	1,000.00	1,140.50	5.31	1,019.84	5.01	1.00

Institutional	1,000.00	1,142.30	3.67	1,021.37	3.46	0.69

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Constellation Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
CST-SAR-1      Invesco Distributors, Inc.

Invesco Disciplined Equity Fund
Semiannual Report to Shareholders ■ April 30, 2011
Nasdaq:
Y: AWEIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class Y Shares	16.69%

S&P 500 Index▼ (Broad Market Index)	16.35

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class Y Shares

Inception (12/1/05)	4.84%

5 Years	4.69

1 Year	15.49

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end,
including maximum applicable sales charges

Class Y Shares

Inception (12/1/05)	4.24%

5 Years	4.27

1 Year	13.05

Effective September 21, 2009, the Institutional Class shares of the Atlantic Whitehall Equity Income Fund (the predecessor fund) were reorganized into Class Y shares of Invesco Disciplined Equity Fund. Returns prior to that date are blended returns for the predecessor fund and Class Y shares of AIM Disciplined Equity Fund. Returns since that date are those of Class Y shares of Invesco Disciplined Equity Fund. Class Y share returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class Y shares was 0.75%. The expense ratio presented above may vary from expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

2 Invesco Disciplined Equity Fund

Letters to Shareholders

   Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

   Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
3 Invesco Disciplined Equity Fund

Schedule of Investments

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.75%(a)
Aerospace & Defense–2.14%
United Technologies Corp.	54,798	$4,908,805

Apparel Retail–2.03%
TJX Cos., Inc. (The)	86,834	4,656,039

Apparel, Accessories & Luxury Goods–1.50%
VF Corp.	34,175	3,436,638

Asset Management & Custody Banks–1.82%
BlackRock, Inc.	21,365	4,186,258

Cable & Satellite–3.09%
Comcast Corp.–Class A	156,154	4,097,481

Liberty Global, Inc.–Class A(b)	64,471	2,997,901

		7,095,382

Communications Equipment–2.13%
Cisco Systems, Inc.	278,821	4,896,097

Computer & Electronics Retail–0.96%
Best Buy Co., Inc.	70,805	2,210,532

Computer Hardware–1.90%
Apple, Inc.(b)	12,525	4,361,581

Data Processing & Outsourced Services–11.84%
Alliance Data Systems Corp.(b)	48,885	4,644,075

Automatic Data Processing, Inc.	106,084	5,765,665

Fidelity National Information Services, Inc.	106,303	3,518,629

Fiserv, Inc.(b)	58,393	3,580,075

Visa, Inc., Class A	52,122	4,071,771

Western Union Co.	265,103	5,633,439

		27,213,654

Diversified Banks–2.35%
Wells Fargo & Co.	185,598	5,402,758

Drug Retail–3.66%
CVS Caremark Corp.	80,406	2,913,914

Walgreen Co.	128,510	5,489,947

		8,403,861

Electric Utilities–1.16%
Northeast Utilities	74,904	2,666,582

Environmental & Facilities Services–0.96%
Republic Services, Inc.	69,540	2,198,855

	Shares
Footwear–1.23%
NIKE, Inc.–Class B	34,226	2,817,484

General Merchandise Stores–2.52%
Target Corp.	118,046	5,796,059

Health Care Equipment–1.33%
Stryker Corp.	51,665	3,048,235

Health Care Services–0.75%
Express Scripts, Inc.(b)	30,290	1,718,655

Home Improvement Retail–0.00%
Lowe’s Cos., Inc.	1	26

Household Products–1.60%
Procter & Gamble Co. (The)	56,765	3,684,048

Industrial Conglomerates–2.88%
General Electric Co.	323,084	6,607,068

Industrial Gases–1.91%
Praxair, Inc.	41,143	4,378,438

Industrial Machinery–1.13%
Danaher Corp.	47,002	2,596,390

Integrated Oil & Gas–1.65%
Exxon Mobil Corp.	43,006	3,784,528

Internet Software & Services–1.25%
Google, Inc., Class A(b)	5,275	2,870,128

IT Consulting & Other Services–4.64%
Accenture PLC, Class A (Ireland)	80,792	4,615,647

International Business Machines Corp.	35,456	6,048,084

		10,663,731

Managed Health Care–4.05%
Aetna, Inc.	74,784	3,094,562

UnitedHealth Group, Inc.	126,150	6,210,364

		9,304,926

Multi-Utilities–0.78%
PG&E Corp.	39,082	1,800,899

Oil & Gas Exploration & Production–7.04%
Anadarko Petroleum Corp.	27,374	2,160,904

Apache Corp.	29,911	3,989,230

EQT Corp.	71,622	3,768,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Disciplined Equity Fund

	Shares	Value

Oil & Gas Exploration & Production–(continued)

QEP Resources Inc.	92,305	$3,944,193

Whiting Petroleum Corp.(b)	33,395	2,320,952

		16,183,312

Oil & Gas Storage & Transportation–3.19%
Spectra Energy Corp.	69,171	2,008,726

Williams Cos., Inc. (The)	160,481	5,323,155

		7,331,881

Other Diversified Financial Services–5.57%
Bank of America Corp.	369,486	4,537,288

Citigroup Inc.(b)	742,280	3,407,065

JPMorgan Chase & Co.	106,496	4,859,413

		12,803,766

Packaged Foods & Meats–2.33%
H.J. Heinz Co.	104,571	5,357,172

Pharmaceuticals–3.07%
Abbott Laboratories	59,936	3,119,070

Merck & Co., Inc.	109,492	3,936,237

		7,055,307

Railroads–1.19%
Norfolk Southern Corp.	36,483	2,724,550

Restaurants–1.99%
McDonald’s Corp.	58,400	4,573,304

Soft Drinks–2.96%
PepsiCo, Inc.	98,836	6,808,812

Specialized Finance–0.82%
CME Group Inc.	6,402	1,893,520

Specialty Chemicals–1.23%
Nalco Holding Co.	96,614	2,822,095

Systems Software–6.10%
BMC Software, Inc.(b)	43,444	2,182,192

Check Point Software Technologies Ltd. (Israel)(b)	36,646	2,012,965

Microsoft Corp.	125,455	3,264,339

Oracle Corp.	182,025	6,562,001

		14,021,497

Total Common Stocks & Other Equity Interests (Cost $173,907,292)		222,282,873

Money Market Funds–4.07%
Liquid Assets Portfolio–Institutional Class(c)	4,671,502	4,671,502

Premier Portfolio–Institutional Class(c)	4,671,501	4,671,501

Total Money Market Funds (Cost $9,343,003)		9,343,003

TOTAL INVESTMENTS–100.82% (Cost $183,250,295)		231,625,876

OTHER ASSETS LESS LIABILITIES–(0.82)%		(1,887,304)

NET ASSETS–100.00%		$229,738,572

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Information Technology	27.9%

Consumer Discretionary	13.3

Energy	11.9

Consumer Staples	10.6

Financials	10.6

Health Care	9.2

Industrials	8.3

Materials	3.1

Utilities	1.9

Money Market Funds Plus Other Assets Less Liabilities	3.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Disciplined Equity Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $173,907,292)	$222,282,873

Investments in affiliated money market funds, at value and cost	9,343,003

Total investments, at value (Cost $183,250,295)	231,625,876

Receivable for:
Fund shares sold	776,200

Dividends	175,914

Investment for trustee deferred compensation and retirement plans	3,825

Other assets	7,386

Total assets	232,589,201

Liabilities:
Payable for:
Investments purchased	2,290,606

Fund shares reacquired	490,140

Accrued fees to affiliates	21,841

Accrued other operating expenses	40,801

Trustee deferred compensation and retirement plans	7,241

Total liabilities	2,850,629

Net assets applicable to shares outstanding	$229,738,572

Net assets consist of:
Shares of beneficial interest	$184,554,524

Undistributed net investment income	444,111

Undistributed net realized gain (loss)	(3,635,644)

Unrealized appreciation	48,375,581

$229,738,572

Net Assets:
Class Y	$229,738,572

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class Y	20,685,474

Class Y:
Net asset value and offering price per share	$11.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Disciplined Equity Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends	$1,718,335

Dividends from affiliated money market funds	5,089

Total investment income	1,723,424

Expenses:
Advisory fees	723,843

Administrative services fees	24,794

Custodian fees	6,210

Transfer agent fees	31,671

Trustees’ and officers’ fees and benefits	10,337

Other	44,913

Total expenses	841,768

Less: Fees waived	(6,089)

Net expenses	835,679

Net investment income	887,745

Net realized gain from investment securities	5,745,781

Change in net unrealized appreciation of investment securities	25,432,545

Net realized and unrealized gain	31,178,326

Net increase in net assets resulting from operations	$32,066,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Disciplined Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$887,745	$1,722,583

Net realized gain	5,745,781	9,820,167

Change in net unrealized appreciation	25,432,545	12,658,677

Net increase in net assets resulting from operations	32,066,071	24,201,427

Distributions to shareholders from net investment income — Class Y	(1,879,368)	(1,637,777)

Share transactions–net:
Class Y	10,832,766	(742,805)

Net increase in net assets	41,019,469	21,820,845

Net assets:
Beginning of period	188,719,103	166,898,258

End of period (includes undistributed net investment income of $444,111 and $1,435,734, respectively)	$229,738,572	$188,719,103

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Disciplined Equity Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term capital appreciation and, secondarily, current income.
  The Fund currently consists of one class of shares, Class Y. Class Y shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If

8        Invesco Disciplined Equity Fund

between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

9        Invesco Disciplined Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.695%

Next $250 million	0.67%

Next $500 million	0.645%

Next $1.5 billion	0.62%

Next $2.5 billion	0.595%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class Y shares to 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $6,089.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended April 30, 2011, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class Y shares of the Fund. The Fund is not charged any fees pursuant with the distribution agreement with IDI.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

10        Invesco Disciplined Equity Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$231,625,876	$—	$—	$231,625,876

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $957 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6— Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$6,409,907

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $50,802,919 and $37,578,850, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$49,872,442

Aggregate unrealized (depreciation) of investment securities	(4,468,379)

Net unrealized appreciation of investment securities	$45,404,063

Cost of investments for tax purposes is $186,221,813.

11        Invesco Disciplined Equity Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class Y	2,538,149	$26,268,632	5,029,723	$45,541,754

Issued as reinvestment of dividends:
Class Y	104,509	1,049,274	85,251	761,292

Reacquired:
Class Y	(1,591,451)	(16,485,140)	(5,177,629)	(47,045,851)

Net increase (decrease) in share activity	1,051,207	$10,832,766	(62,655)	$(742,805)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 99% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12        Invesco Disciplined Equity Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class Y*
Six months ended 04/30/11	$9.61	$0.04	(c)	$1.55	$1.59	$(0.09)	$0.00	$(0.09)	$11.11	16.69%	$229,739	0.80	%(d)	0.81	%(d)	0.85	%(d)	19%
Year ended 10/31/10	8.47	0.09	(c)	1.13	1.22	(0.08)	0.00	(0.08)	9.61	14.51	188,719	0.74		0.75		0.96		34
Eleven months ended 10/31/09	7.08	0.08	(c)	1.43	1.51	(0.12)	0.00	(0.12)	8.47	21.80	166,898	1.12		1.33		1.16		44
Year ended 11/30/08	11.89	0.10		(3.71)	(3.61)	(0.13)	(1.07)	(1.20)	7.08	(33.81)	171,200	1.04		1.04		0.95		45
Year ended 11/30/07	11.00	0.11		0.80	0.91	(0.02)	0.00	(0.02)	11.89	8.14	284,846	1.01		1.05		1.08		95
Year ended 11/30/06(e)	10.00	0.08		0.99	1.07	(0.07)	0.00	(0.07)	11.00	10.87	49,201	1.10	(f)	1.64	(f)	1.32	(f)	43

*	Prior to September 21, 2009, the Fund operated as Atlantic Whitehall Equity Income Fund. On such date, holders of Institutional Class received Class Y shares of the Fund.
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $210,026.
(e)	Commencement date of December 1, 2005.
(f)	Annualized.

13        Invesco Disciplined Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

HYPOTHETICAL
(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
Y	$1,000.00	$1,166.90	$4.30	$1,020.83	$4.01	0.80%

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

14        Invesco Disciplined Equity Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

DEQ-SAR-1	Invesco Distributors, Inc.

Invesco Diversified Dividend Fund
Semiannual Report to Shareholders ▪ April 30, 2011
Nasdaq:
A: LCEAX ▪ B: LCEDX ▪ C: LCEVX ▪ R: DDFRX ▪ Y: LCEYX
Investor: LCEIX ▪ Institutional: DDFIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.73%

Class B Shares	13.34

Class C Shares	13.26

Class R Shares	13.64

Class Y Shares	13.95

Investor Class Shares	13.87

Institutional Class Shares	13.94

S&P 500 Index▼ (Broad Market Index)	16.35

Russell 1000 Index▼ (Style-Specific Index)	17.12

Lipper Large-Cap Core Funds Index▼ (Peer Group Index)	15.07

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Diversified Dividend Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable sales charges

Class A Shares

Inception (12/31/01)		5.40%

5	Years	3.15

1	Year	6.83

Class B Shares

Inception (12/31/01)		5.44%

5	Years	3.25

1	Year	7.25

Class C Shares

Inception (12/31/01)		5.31%

5	Years	3.58

1	Year	11.27

Class R Shares

Inception		5.86%

5	Years	4.12

1	Year	13.03

Class Y Shares

Inception		6.13%

5	Years	4.48

1	Year	13.41

Investor Class Shares

Inception		6.10%

5	Years	4.44

1	Year	13.24

Institutional Class Shares

Inception		6.27%

5	Years	4.71

1	Year	13.58
Class R shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares’ performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on July 15, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on October 25, 2005. Performance shown prior to that date is that of

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (12/31/01)		5.18%

5	Years	2.96

1	Year	6.43

Class B Shares

Inception (12/31/01)		5.21%

5	Years	3.02

1	Year	6.77

Class C Shares

Inception (12/31/01)		5.09%

5	Years	3.39

1	Year	10.78

Class R Shares

Inception		5.64%

5	Years	3.93

1	Year	12.55

Class Y Shares

Inception		5.90%

5	Years	4.27

1	Year	12.94

Investor Class Shares

Inception		5.87%

5	Years	4.21

1	Year	12.77

Institutional Class Shares

Inception		6.04%

5	Years	4.50

1	Year	13.10
Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.02%, 1.77%, 1.77%, 1.27%, 0.77%, 0.93% and 0.65%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3 Invesco Diversified Dividend Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Diversified Dividend Fund

Schedule of Investments(a)

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.94%
Aerospace & Defense–3.61%
General Dynamics Corp.	652,641	$47,525,318

Raytheon Co.	845,119	41,030,527

		88,555,845

Apparel Retail–0.45%
TJX Cos., Inc. (The)	206,139	11,053,173

Asset Management & Custody Banks–2.38%
Federated Investors, Inc.–Class B	1,478,159	38,106,939

State Street Corp.	434,421	20,222,298

		58,329,237

Auto Parts & Equipment–2.05%
Johnson Controls, Inc.	1,223,212	50,151,692

Brewers–3.21%
Foster’s Group Ltd. (Australia)	3,991,472	24,634,367

Heineken N.V. (Netherlands)	904,982	54,185,637

		78,820,004

Building Products–1.49%
Masco Corp.	2,722,986	36,542,472

Casinos & Gaming–1.18%
International Game Technology	1,639,012	28,994,122

Construction & Farm Machinery & Heavy Trucks–0.20%
Caterpillar, Inc.	43,410	5,009,948

Consumer Finance–2.41%
Capital One Financial Corp.	1,080,746	59,149,229

Data Processing & Outsourced Services–1.93%
Automatic Data Processing, Inc.	869,383	47,250,966

Department Stores–0.33%
Nordstrom, Inc.	172,797	8,216,497

Distributors–0.72%
Genuine Parts Co.	327,780	17,601,786

Diversified Banks–2.14%
Societe Generale (France)	485,833	32,504,433

U.S. Bancorp	769,520	19,869,007

		52,373,440

Diversified Chemicals–1.10%
E. I. du Pont de Nemours and Co.	473,890	26,912,213

Drug Retail–1.52%
Walgreen Co.	871,385	37,225,567

Electric Utilities–4.59%
American Electric Power Co., Inc.	1,146,084	41,809,144

Entergy Corp.	311,025	21,684,663

Exelon Corp.	796,963	33,591,991

PPL Corp.	560,831	15,383,594

		112,469,392

Electrical Components & Equipment–1.55%
Emerson Electric Co.	627,045	38,099,254

Food Distributors–1.36%
Sysco Corp.	1,155,724	33,411,981

Gas Utilities–0.88%
AGL Resources, Inc.	520,039	21,586,819

General Merchandise Stores–1.11%
Target Corp.	553,159	27,160,107

Health Care Equipment–2.14%
Medtronic, Inc.	432,199	18,044,308

Stryker Corp.	582,918	34,392,162

		52,436,470

Hotels, Resorts & Cruise Lines–2.10%
Accor S.A. (France)	523,624	23,272,469

Marriott International, Inc.–Class A	799,470	28,221,291

		51,493,760

Household Products–4.18%
Kimberly-Clark Corp.	935,070	61,770,724

Procter & Gamble Co. (The)	628,315	40,777,644

		102,548,368

Industrial Machinery–4.96%
Illinois Tool Works, Inc.	396,887	23,182,170

Pentair, Inc.	1,376,470	55,279,035

Snap-On, Inc.	697,004	43,053,937

		121,515,142

Insurance Brokers–0.51%
Marsh & McLennan Cos., Inc.	410,289	12,423,551

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Diversified Dividend Fund

	Shares	Value

Integrated Oil & Gas–3.19%
Eni S.p.A. (Italy)	1,194,884	$31,995,523

Exxon Mobil Corp.	260,926	22,961,488

Total S.A. (France)	364,121	23,314,824

		78,271,835

Integrated Telecommunication Services–0.27%
AT&T, Inc.	210,457	6,549,422

Investment Banking & Brokerage–1.46%
Charles Schwab Corp. (The)	1,958,527	35,860,629

IT Consulting & Other Services–0.12%
International Business Machines Corp.	17,118	2,919,989

Life & Health Insurance–1.91%
Lincoln National Corp.	789,157	24,645,373

StanCorp Financial Group, Inc.	516,662	22,268,132

		46,913,505

Motorcycle Manufacturers–0.78%
Harley-Davidson, Inc.	516,584	19,247,920

Movies & Entertainment–1.42%
Time Warner, Inc.	918,642	34,779,786

Multi-Utilities–1.72%
Dominion Resources, Inc.	910,341	42,258,029

Oil & Gas Equipment & Services–0.84%
Baker Hughes, Inc.	267,405	20,699,821

Oil & Gas Storage & Transportation–0.86%
Southern Union Co.	708,337	21,179,276

Packaged Foods & Meats–5.83%
Campbell Soup Co.	900,616	30,251,691

General Mills, Inc.	1,188,387	45,847,971

Kraft Foods, Inc.–Class A	1,079,047	36,234,398

Mead Johnson Nutrition Co.	459,541	30,734,102

		143,068,162

Paper Products–1.88%
International Paper Co.	1,494,726	46,157,139

Pharmaceuticals–5.22%
Bristol-Myers Squibb Co.	794,614	22,328,653

Eli Lilly and Co.	883,067	32,682,310

Johnson & Johnson	757,393	49,775,868

Novartis AG (Switzerland)	266,969	15,844,727

Pfizer, Inc.	349,808	7,331,976

		127,963,534

Property & Casualty Insurance–0.41%
Travelers Cos., Inc. (The)	157,535	9,968,815

Regional Banks–6.66%
Fifth Third Bancorp	3,202,020	42,490,806

M&T Bank Corp.	186,184	16,453,080

SunTrust Banks, Inc.	2,163,006	60,975,139

Zions Bancorp.	1,772,260	43,331,757

		163,250,782

Restaurants–1.37%
Brinker International, Inc.	1,395,148	33,609,115

Semiconductors–1.69%
Linear Technology Corp.	387,253	13,476,405

Texas Instruments, Inc.	784,804	27,884,086

		41,360,491

Soft Drinks–1.26%
Coca-Cola Co. (The)	456,936	30,824,903

Specialized Consumer Services–1.01%
H&R Block, Inc.	1,426,673	24,667,176

Specialized REIT’s–0.80%
Weyerhaeuser Co.	851,608	19,595,500

Specialty Chemicals–0.53%
Ecolab, Inc.	247,136	13,038,895

Systems Software–0.98%
Microsoft Corp.	921,601	23,980,058

Thrifts & Mortgage Finance–1.35%
Hudson City Bancorp, Inc.	3,471,309	33,081,575

Tobacco–2.28%
Altria Group, Inc.	973,787	26,136,443

Philip Morris International, Inc.	427,586	29,691,571

		55,828,014

Total Common Stocks & Other Equity Interests (Cost $1,931,756,141)		2,254,405,406

Money Market Funds–7.32%
Liquid Assets Portfolio–Institutional Class(b)	89,713,866	89,713,866

Premier Portfolio–Institutional Class(b)	89,713,866	89,713,866

Total Money Market Funds (Cost $179,427,732)		179,427,732

TOTAL INVESTMENTS–99.26% (Cost $2,111,183,873)		2,433,833,138

OTHER ASSETS LESS LIABILITIES–0.74%		18,040,514

NET ASSETS–100.00%		$2,451,873,652

Investment Abbreviation:

REIT	– Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Diversified Dividend Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Consumer Staples	19.6%

Financials	19.2

Consumer Discretionary	12.5

Industrials	11.8

Utilities	8.1

Health Care	7.4

Information Technology	4.7

Materials	4.3

Energy	4.0

Telecommunication Services	0.3

Money Market Funds Plus Other Assets Less Liabilities	8.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Diversified Dividend Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,931,756,141)	$2,254,405,406

Investments in affiliated money market funds, at value and cost	179,427,732

Total investments, at value (Cost $2,111,183,873)	2,433,833,138

Receivable for:
Investments sold	7,538,830

Fund shares sold	28,979,797

Dividends	3,415,184

Investment for trustee deferred compensation and retirement plans	245,914

Other assets	63,304

Total assets	2,474,076,167

Liabilities:
Payable for:
Investments purchased	18,973,288

Fund shares reacquired	1,907,573

Accrued fees to affiliates	731,906

Accrued other operating expenses	171,866

Trustee deferred compensation and retirement plans	417,882

Total liabilities	22,202,515

Net assets applicable to shares outstanding	$2,451,873,652

Net assets consist of:
Shares of beneficial interest	$2,122,188,537

Undistributed net investment income	2,102,140

Undistributed net realized gain	4,824,048

Unrealized appreciation	322,758,927

$2,451,873,652

Net Assets:
Class A	$653,922,751

Class B	$38,520,369

Class C	$85,744,313

Class R	$15,699,599

Class Y	$98,276,724

Investor Class	$1,205,926,586

Institutional Class	$353,783,310

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	49,834,611

Class B	2,965,886

Class C	6,608,826

Class R	1,193,123

Class Y	7,479,956

Investor Class	91,928,748

Institutional Class	26,964,792

Class A:
Net asset value per share	$13.12

Maximum offering price per share (Net asset value of $13.12 divided by 94.50%)	$13.88

Class B:
Net asset value and offering price per share	$12.99

Class C:
Net asset value and offering price per share	$12.97

Class R:
Net asset value and offering price per share	$13.16

Class Y:
Net asset value and offering price per share	$13.14

Investor Class:
Net asset value and offering price per share	$13.12

Institutional Class:
Net asset value and offering price per share	$13.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Diversified Dividend Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $263,491)	$25,605,508

Dividends from affiliated money market funds	105,075

Total investment income	25,710,583

Expenses:
Advisory fees	5,535,959

Administrative services fees	242,218

Custodian fees	23,358

Distribution fees:
Class A	637,455

Class B	184,872

Class C	343,721

Class R	27,841

Investor Class	958,233

Transfer agent fees — A, B, C, R, Y and Investor	1,245,818

Transfer agent fees — Institutional	31,144

Trustees’ and officers’ fees and benefits	41,407

Other	135,877

Total expenses	9,407,903

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(131,775)

Net expenses	9,276,128

Net investment income	16,434,455

Realized and unrealized gain from:
Net realized gain from:
Investment securities	69,179,442

Foreign currencies	15,727

69,195,169

Change in net unrealized appreciation of:
Investment securities	185,561,975

Foreign currencies	87,234

185,649,209

Net realized and unrealized gain	254,844,378

Net increase in net assets resulting from operations	$271,278,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$16,434,455	$34,156,270

Net realized gain	69,195,169	25,430,366

Change in net unrealized appreciation	185,649,209	169,578,286

Net increase in net assets resulting from operations	271,278,833	229,164,922

Distributions to shareholders from net investment income:
Class A	(5,435,634)	(4,341,012)

Class B	(284,527)	(318,452)

Class C	(482,027)	(439,986)

Class R	(102,145)	(68,025)

Class Y	(610,763)	(259,982)

Investor Class	(13,363,116)	(19,200,186)

Institutional Class	(3,829,504)	(1,600,424)

Total distributions from net investment income	(24,107,716)	(26,228,067)

Share transactions–net:
Class A	217,797,432	159,508,136

Class B	1,526,341	(2,148,859)

Class C	25,142,381	10,509,311

Class R	6,749,902	3,740,809

Class Y	60,493,679	23,973,176

Investor Class	(18,114,303)	(38,092,722)

Institutional Class	64,719,139	179,452,634

Net increase in net assets resulting from share transactions	358,314,571	336,942,485

Net increase in net assets	605,485,688	539,879,340

Net assets:
Beginning of period	1,846,387,964	1,306,508,624

End of period (includes undistributed net investment income of $2,102,140 and $9,775,401, respectively)	$2,451,873,652	$1,846,387,964

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B

10        Invesco Diversified Dividend Fund

shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

11        Invesco Diversified Dividend Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12        Invesco Diversified Dividend Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $350 million	0.60%

Next $350 million	0.55%

Next $1.3 billion	0.50%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective May 23, 2011, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25%, 0.75%, 1.00% and 0.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $125,427.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $2,569.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund.
  The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $303,711 in front-end sales commissions from the sale of Class A shares and $2,104, $23,168 and $4,100 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

13        Invesco Diversified Dividend Fund

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,377,203,248	$56,629,890	$—	$2,433,833,138

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,779.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $2,475 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

14        Invesco Diversified Dividend Fund

  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$5,411,020

October 31, 2017	58,898,553

Total capital loss carryforward	$64,309,573

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $442,652,391 and $171,192,725, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$395,363,599

Aggregate unrealized (depreciation) of investment securities	(72,379,753)

Net unrealized appreciation of investment securities	$322,983,846

Cost of investments for tax purposes is $2,110,849,292.

15        Invesco Diversified Dividend Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	20,585,585	$257,420,336	17,741,473	$198,943,930

Class B	1,006,063	12,093,045	864,957	9,575,681

Class C	2,513,521	31,099,459	1,725,781	19,125,381

Class R	689,939	8,681,881	434,907	4,923,942

Class Y	5,214,798	65,976,385	2,426,113	27,357,894

Investor Class	5,090,611	63,929,317	5,779,832	64,451,706

Institutional Class	7,225,365	90,525,780	17,487,738	195,592,288

Issued as reinvestment of dividends:
Class A	401,017	4,851,769	350,722	3,924,290

Class B	22,574	268,829	27,124	300,406

Class C	36,629	436,939	35,699	395,300

Class R	8,413	102,145	6,061	68,025

Class Y	42,893	520,193	21,472	240,666

Investor Class	1,026,085	12,376,164	1,585,813	17,720,257

Institutional Class	300,038	3,626,195	119,747	1,340,239

Automatic conversion of Class B shares to Class A shares:
Class A	594,513	7,307,076	538,497	6,008,836

Class B	(600,697)	(7,307,076)	(543,901)	(6,008,836)

Reacquired:
Class A	(4,126,031)	(51,781,749)	(4,446,159)	(49,368,920)

Class B	(285,427)	(3,528,457)	(549,387)	(6,016,110)

Class C	(514,912)	(6,394,017)	(819,802)	(9,011,370)

Class R	(162,835)	(2,034,124)	(111,111)	(1,251,158)

Class Y	(476,823)	(6,002,899)	(326,604)	(3,625,384)

Investor Class	(7,614,365)	(94,419,784)	(10,833,530)	(120,264,685)

Institutional Class	(2,367,010)	(29,432,836)	(1,582,074)	(17,479,893)

Net increase in share activity	28,609,944	$358,314,571	29,933,368	$336,942,485

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 6% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 4% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

16        Invesco Diversified Dividend Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 04/30/11	$11.67	$0.09	(c)	$1.50	$1.59	$(0.14)	$—	$(0.14)	$13.12	13.73%	$653,923	0.94	%(d)	0.95	%(d)	1.48	%(d)	9%
Year ended 10/31/10	10.18	0.25	(c)	1.43	1.68	(0.19)	—	(0.19)	11.67	16.64	377,758	1.01		1.02		2.23		13
Year ended 10/31/09	9.43	0.19	(c)	0.75	0.94	(0.19)	—	(0.19)	10.18	10.42	185,274	1.11		1.12		2.17		24
Year ended 10/31/08	14.27	0.23	(c)	(3.89)	(3.66)	(0.24)	(0.94)	(1.18)	9.43	(27.56)	157,407	1.01		1.02		1.93		18
Year ended 10/31/07	13.88	0.20		0.99	1.19	(0.21)	(0.59)	(0.80)	14.27	8.86	237,467	1.00		1.00		1.45		17
Year ended 10/31/06	12.11	0.19	(c)	1.92	2.11	(0.18)	(0.16)	(0.34)	13.88	17.66	262,276	1.00		1.03		1.43		9

Class B
Six months ended 04/30/11	11.55	0.05	(c)	1.48	1.53	(0.09)	—	(0.09)	12.99	13.34	38,520	1.69	(d)	1.70	(d)	0.73	(d)	9
Year ended 10/31/10	10.08	0.16	(c)	1.42	1.58	(0.11)	—	(0.11)	11.55	15.75	32,600	1.76		1.77		1.48		13
Year ended 10/31/09	9.34	0.13	(c)	0.74	0.87	(0.13)	—	(0.13)	10.08	9.58	30,490	1.86		1.87		1.42		24
Year ended 10/31/08	14.14	0.15	(c)	(3.86)	(3.71)	(0.15)	(0.94)	(1.09)	9.34	(28.06)	36,934	1.69		1.76		1.25		18
Year ended 10/31/07	13.76	0.11		0.98	1.09	(0.12)	(0.59)	(0.71)	14.14	8.15	85,172	1.65		1.75		0.80		17
Year ended 10/31/06	12.01	0.10	(c)	1.90	2.00	(0.09)	(0.16)	(0.25)	13.76	16.87	98,901	1.65		1.78		0.78		9

Class C
Six months ended 04/30/11	11.53	0.05	(c)	1.48	1.53	(0.09)	—	(0.09)	12.97	13.36	85,744	1.69	(d)	1.70	(d)	0.73	(d)	9
Year ended 10/31/10	10.07	0.16	(c)	1.41	1.57	(0.11)	—	(0.11)	11.53	15.66	52,755	1.76		1.77		1.48		13
Year ended 10/31/09	9.33	0.13	(c)	0.74	0.87	(0.13)	—	(0.13)	10.07	9.59	36,573	1.86		1.87		1.42		24
Year ended 10/31/08	14.12	0.15	(c)	(3.85)	(3.70)	(0.15)	(0.94)	(1.09)	9.33	(28.02)	30,998	1.69		1.76		1.25		18
Year ended 10/31/07	13.74	0.11		0.98	1.09	(0.12)	(0.59)	(0.71)	14.12	8.16	52,524	1.65		1.75		0.80		17
Year ended 10/31/06	11.99	0.10	(c)	1.90	2.00	(0.09)	(0.16)	(0.25)	13.74	16.90	56,354	1.65		1.78		0.78		9

Class R
Six months ended 04/30/11	11.70	0.08	(c)	1.50	1.58	(0.12)	—	(0.12)	13.16	13.64	15,700	1.19	(d)	1.20	(d)	1.23	(d)	9
Year ended 10/31/10	10.19	0.22	(c)	1.46	1.68	(0.17)	—	(0.17)	11.70	16.55	7,693	1.26		1.27		1.98		13
Year ended 10/31/09	9.44	0.18	(c)	0.74	0.92	(0.17)	—	(0.17)	10.19	10.14	3,341	1.36		1.37		1.92		24
Year ended 10/31/08	14.28	0.20	(c)	(3.89)	(3.69)	(0.21)	(0.94)	(1.15)	9.44	(27.73)	902	1.26		1.27		1.68		18
Year ended 10/31/07	13.88	0.17		1.00	1.17	(0.18)	(0.59)	(0.77)	14.28	8.67	740	1.25		1.25		1.20		17
Year ended 10/31/06	12.11	0.16	(c)	1.92	2.08	(0.15)	(0.16)	(0.31)	13.88	17.38	430	1.25		1.28		1.18		9

Class Y
Six months ended 04/30/11	11.68	0.11	(c)	1.51	1.62	(0.16)	—	(0.16)	13.14	13.95	98,277	0.69	(d)	0.70	(d)	1.73	(d)	9
Year ended 10/31/10	10.19	0.28	(c)	1.43	1.71	(0.22)	—	(0.22)	11.68	16.91	31,529	0.76		0.77		2.48		13
Year ended 10/31/09	9.43	0.22	(c)	0.76	0.98	(0.22)	—	(0.22)	10.19	10.79	5,893	0.86		0.88		2.42		24
Year ended 10/31/08(e)	10.84	0.01	(c)	(1.42)	(1.41)	(0.00)	—	(0.00)	9.43	(13.01)	2,213	0.82	(f)	0.82	(f)	2.12	(f)	18

Investor Class
Six months ended 04/30/11	11.66	0.10	(c)	1.50	1.60	(0.14)	—	(0.14)	13.12	13.87	1,205,927	0.86	(d)	0.87	(d)	1.56	(d)	9
Year ended 10/31/10	10.18	0.26	(c)	1.42	1.68	(0.20)	—	(0.20)	11.66	16.62	1,089,663	0.92		0.93		2.32		13
Year ended 10/31/09	9.42	0.20	(c)	0.76	0.96	(0.20)	—	(0.20)	10.18	10.63	986,096	1.01		1.03		2.27		24
Year ended 10/31/08	14.26	0.24	(c)	(3.89)	(3.65)	(0.25)	(0.94)	(1.19)	9.42	(27.50)	963,835	0.93		0.94		2.01		18
Year ended 10/31/07	13.88	0.22		0.98	1.20	(0.23)	(0.59)	(0.82)	14.26	8.91	1,472,311	0.91		0.91		1.54		17
Year ended 10/31/06	12.11	0.20	(c)	1.92	2.12	(0.19)	(0.16)	(0.35)	13.88	17.77	1,522,235	0.87		0.90		1.56		9

Institutional Class
Six months ended 04/30/11	11.67	0.11	(c)	1.50	1.61	(0.16)	—	(0.16)	13.12	13.94	353,783	0.57	(d)	0.58	(d)	1.85	(d)	9
Year ended 10/31/10	10.18	0.29	(c)	1.43	1.72	(0.23)	—	(0.23)	11.67	17.05	254,392	0.64		0.65		2.61		13
Year ended 10/31/09	9.43	0.23	(c)	0.75	0.98	(0.23)	—	(0.23)	10.18	10.88	58,842	0.69		0.69		2.60		24
Year ended 10/31/08	14.26	0.27	(c)	(3.88)	(3.61)	(0.28)	(0.94)	(1.22)	9.43	(27.25)	39,425	0.67		0.68		2.27		18
Year ended 10/31/07	13.88	0.25		0.98	1.23	(0.26)	(0.59)	(0.85)	14.26	9.17	53,464	0.66		0.66		1.79		17
Year ended 10/31/06	12.12	0.02	(c)	2.12	2.14	(0.22)	(0.16)	(0.38)	13.88	17.96	29,606	0.59		0.59		1.84		9

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $514,190, $37,281, $69,314, $11,229, $54,060, $1,154,812 and $301,042 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

17        Invesco Diversified Dividend Fund

NOTE 11—Proposed Reorganization

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Dividend Growth Securities Fund (the “Target Fund”) in exchange for shares of the Fund.
  The Agreement requires approval of the Target Fund’s shareholders. The Agreement was submitted to the Target Fund’s shareholders for their consideration at meetings held in April and May, 2011, which have been further adjourned until June 30, 2011.

18        Invesco Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,143.70	$5.00	$1,020.13	$4.71	0.94%

B	1,000.00	1,138.90	8.96	1,016.41	8.45	1.69

C	1,000.00	1,139.00	8.96	1,016.41	8.45	1.69

R	1,000.00	1,142.80	6.32	1,018.89	5.96	1.19

Y	1,000.00	1,145.10	3.67	1,021.37	3.46	0.69

Investor	1,000.00	1,144.30	4.57	1,020.53	4.31	0.86

Institutional	1,000.00	1,146.00	3.03	1,021.97	2.86	0.57

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19        Invesco Diversified Dividend Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
DDI-SAR-1           Invesco Distributors, Inc.

Invesco Large Cap Basic Value Fund
Semiannual Report to Shareholders ■ April 30, 2011
Nasdaq:
A: LCBAX ■ B: LCBBX ■ C: LCBCX ■ R: LCBRX ■ Y: LCBYX
Investor: LCINX ■ Institutional: LCBIX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

16	Financial Highlights

18	Fund Expenses

19	Results of Proxy

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.63%

Class B Shares	16.10

Class C Shares	16.10

Class R Shares	16.49

Class Y Shares	16.78

Investor Class Shares	16.59

Institutional Class Shares	16.84

S&P 500 Index▼ (Broad Market Index)	16.35

Russell 1000 Value Index▼ (Style-Specific Index)	17.29

Lipper Large-Cap Value Funds Index▼ (Peer Group Index)	16.50

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Large Cap Basic Value Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable sales charges

Class A Shares

Inception (6/30/99)		2.39%

10	Years	0.26

5	Years	-3.54

1	Year	5.06

Class B Shares

Inception (8/1/00)		1.56%

10	Years	0.26

5	Years	-3.51

1	Year	5.19

Class C Shares

Inception (8/1/00)		1.37%

10	Years	0.10

5	Years	-3.17

1	Year	9.19

Class R Shares

10	Years	0.60%

5	Years	-2.70

1	Year	10.79

Class Y Shares

10	Years	0.89%

5	Years	-2.31

1	Year	11.46

Investor Class Shares

10	Years	0.84%

5	Years	-2.44

1	Year	11.06

Institutional Class Shares

10	Years	1.20%

5	Years	-1.92

1	Year	11.76
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (6/30/99)		2.12%

10	Years	0.44

5	Years	-3.97

1	Year	3.35

Class B Shares

Inception (8/1/00)		1.25%

10	Years	0.46

5	Years	-3.94

1	Year	3.50

Class C Shares

Inception (8/1/00)		1.08%

10	Years	0.29

5	Years	-3.61

1	Year	7.61

Class R Shares

10	Years	0.80%

5	Years	-3.14

1	Year	9.17

Class Y Shares

10	Years	1.09%

5	Years	-2.75

1	Year	9.64

Investor Class Shares

10	Years	1.04%

5	Years	-2.87

1	Year	9.45

Institutional Class Shares

10	Years	1.39%

5	Years	-2.36

1	Year	10.04
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of
Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.45%, 2.20%, 2.20%, 1.70%, 1.20%, 1.45% and 0.76%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Large Cap Basic Value Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Large Cap Basic Value Fund

Schedule of Investments(a)

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.47%
Aerospace & Defense–1.96%
Honeywell International, Inc.	18,555	$1,136,123

Textron, Inc.	22,856	596,541

		1,732,664

Aluminum–1.44%
Alcoa, Inc.	75,183	1,278,111

Asset Management & Custody Banks–2.38%
Bank of New York Mellon Corp. (The)	58,257	1,687,123

State Street Corp.	8,996	418,764

		2,105,887

Automobile Manufacturers–1.00%
General Motors Co.(b)	27,692	888,636

Cable & Satellite–6.37%
Comcast Corp.–Class A	129,673	3,402,619

DIRECTV–Class A(b)	12,565	610,533

Time Warner Cable, Inc.	20,843	1,628,464

		5,641,616

Communications Equipment–0.76%
Cisco Systems, Inc.	38,140	669,738

Computer Hardware–3.45%
Dell, Inc.(b)	71,873	1,114,750

Hewlett-Packard Co.	48,062	1,940,263

		3,055,013

Data Processing & Outsourced Services–0.33%
Western Union Co.	13,718	291,508

Department Stores–0.31%
Macy’s, Inc.	11,371	271,881

Diversified Banks–2.08%
U.S. Bancorp	22,087	570,287

Wells Fargo & Co.	43,766	1,274,028

		1,844,315

Drug Retail–1.53%
CVS Caremark Corp.	37,330	1,352,839

Electric Utilities–2.43%
American Electric Power Co., Inc.	10,471	381,982

FirstEnergy Corp.	16,954	677,482

PPL Corp.	39,806	1,091,878

		2,151,342

Electrical Components & Equipment–0.84%
Emerson Electric Co.	12,199	741,211

General Merchandise Stores–0.60%
Target Corp.	10,779	529,249

Health Care Distributors–1.26%
Cardinal Health, Inc.	25,526	1,115,231

Home Improvement Retail–1.50%
Home Depot, Inc. (The)	14,020	520,703

Lowe’s Cos., Inc.	30,791	808,264

		1,328,967

Household Products–0.33%
Procter & Gamble Co. (The)	4,458	289,324

Hypermarkets & Super Centers–1.03%
Wal-Mart Stores, Inc.	16,661	916,022

Industrial Conglomerates–1.76%
General Electric Co.	61,247	1,252,501

Tyco International Ltd.	6,317	307,891

		1,560,392

Industrial Machinery–1.68%
Ingersoll-Rand PLC (Ireland)	29,530	1,491,265

Integrated Oil & Gas–6.83%
BP PLC–ADR (United Kingdom)	24,588	1,134,490

Chevron Corp.	19,258	2,107,596

ConocoPhillips	4,858	383,442

Royal Dutch Shell PLC–ADR (United Kingdom)	22,123	1,714,090

Total SA–ADR (France)	11,119	714,173

		6,053,791

Integrated Telecommunication Services–2.75%
AT&T, Inc.	37,551	1,168,587

Verizon Communications, Inc.	33,595	1,269,219

		2,437,806

Internet Software & Services–3.57%
eBay, Inc.(b)	50,293	1,730,079

Yahoo! Inc.(b)	80,782	1,433,881

		3,163,960

Investment Banking & Brokerage–2.16%
Goldman Sachs Group, Inc. (The)	6,297	950,910

Morgan Stanley	36,859	963,863

		1,914,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Large Cap Basic Value Fund

	Shares	Value

IT Consulting & Other Services–0.36%
Accenture PLC–Class A (Ireland)	5,593	$319,528

Life & Health Insurance–3.01%
Aflac, Inc.	6,541	367,539

MetLife, Inc.	25,749	1,204,796

Torchmark Corp.	16,357	1,094,610

		2,666,945

Managed Health Care–2.76%
UnitedHealth Group, Inc.	35,121	1,729,007

WellPoint, Inc.	9,343	717,449

		2,446,456

Movies & Entertainment–5.85%
News Corp.–Class B	69,250	1,308,825

Time Warner, Inc.	33,932	1,284,666

Viacom, Inc.–Class B	50,626	2,590,026

		5,183,517

Multi-Utilities–0.30%
Sempra Energy	4,877	268,723

Oil & Gas Drilling–0.58%
Noble Corp. (Switzerland)	11,864	510,271

Oil & Gas Equipment & Services–4.21%
Halliburton Co.	48,510	2,448,785

Weatherford International Ltd. (Switzerland)(b)	59,388	1,281,593

		3,730,378

Other Diversified Financial Services–6.48%
Bank of America Corp.	122,954	1,509,875

Citigroup, Inc.(b)	344,755	1,582,425

JPMorgan Chase & Co.	57,984	2,645,810

		5,738,110

Packaged Foods & Meats–4.22%
Kraft Foods, Inc.–Class A	60,985	2,047,876

Unilever N.V.–New York Shares (Netherlands)	51,248	1,691,184

		3,739,060

Paper Products–3.09%
International Paper Co.	88,775	2,741,372

Personal Products–0.47%
Avon Products, Inc.	14,061	413,112

Pharmaceuticals–8.62%
Abbott Laboratories	11,079	576,551

Bristol-Myers Squibb Co.	65,141	1,830,462

GlaxoSmithKline PLC–ADR (United Kingdom)	19,584	855,037

Merck & Co., Inc.	41,684	1,498,540

Pfizer, Inc.	107,814	2,259,782

Roche Holding AG–ADR (Switzerland)	15,142	611,555

		7,631,927

Property & Casualty Insurance–3.51%
Allstate Corp. (The)	29,637	1,002,916

Chubb Corp. (The)	23,444	1,528,314

Travelers Cos., Inc. (The)	9,127	577,557

		3,108,787

Regional Banks–1.34%
PNC Financial Services Group, Inc.	19,029	1,186,268

Semiconductor Equipment–0.38%
KLA-Tencor Corp.	7,645	335,615

Semiconductors–0.62%
Intel Corp.	23,727	550,229

Soft Drinks–1.51%
Coca-Cola Co. (The)	13,870	935,670

PepsiCo, Inc.	5,879	405,005

		1,340,675

Specialty Stores–0.82%
Staples, Inc.	34,507	729,478

Systems Software–2.01%
Microsoft Corp.	68,289	1,776,880

Wireless Telecommunication Services–0.98%
Vodafone Group PLC–ADR (United Kingdom)	29,754	866,435

Total Common Stocks & Other Equity Interests (Cost $66,979,674)		88,109,307

Money Market Funds–1.01%
Liquid Assets Portfolio–Institutional Class(c)	449,226	449,226

Premier Portfolio–Institutional Class(c)	449,226	449,226

Total Money Market Funds (Cost $898,452)		898,452

TOTAL INVESTMENTS–100.48% (Cost $67,878,126)		89,007,759

OTHER ASSETS LESS LIABILITIES–(0.48)%		(423,896)

NET ASSETS–100.00%		$88,583,863

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Large Cap Basic Value Fund

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Financials	21.0%

Consumer Discretionary	16.5

Health Care	12.6

Energy	11.6

Information Technology	11.5

Consumer Staples	9.1

Industrials	6.3

Materials	4.5

Telecommunication Services	3.7

Utilities	2.7

Money Market Funds Plus Other Assets Less Liabilities	0.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Large Cap Basic Value Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $66,979,674)	$88,109,307

Investments in affiliated money market funds, at value and cost	898,452

Total investments, at value (Cost $67,878,126)	89,007,759

Receivable for:
Investments sold	314,373

Fund shares sold	85,372

Dividends	113,900

Investment for trustee deferred compensation and retirement plans	44,336

Other assets	15,788

Total assets	89,581,528

Liabilities:
Payable for:
Investments purchased	567,003

Fund shares reacquired	124,663

Accrued fees to affiliates	114,896

Accrued other operating expenses	111,083

Trustee deferred compensation and retirement plans	80,020

Total liabilities	997,665

Net assets applicable to shares outstanding	$88,583,863

Net assets consist of:
Shares of beneficial interest	$122,151,032

Undistributed net investment income (loss)	(8,435)

Undistributed net realized gain (loss)	(54,688,367)

Unrealized appreciation	21,129,633

$88,583,863

Net Assets:
Class A	$52,427,822

Class B	$7,068,160

Class C	$9,475,005

Class R	$1,907,610

Class Y	$1,047,392

Investor Class	$15,926,089

Institutional Class	$731,785

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	4,622,275

Class B	652,581

Class C	875,143

Class R	169,650

Class Y	92,155

Investor Class	1,401,233

Institutional Class	64,280

Class A:
Net asset value per share	$11.34

Maximum offering price per share (Net asset value of $11.34 divided by 94.50%)	$12.00

Class B:
Net asset value and offering price per share	$10.83

Class C:
Net asset value and offering price per share	$10.83

Class R:
Net asset value and offering price per share	$11.24

Class Y:
Net asset value and offering price per share	$11.37

Investor Class:
Net asset value and offering price per share	$11.37

Institutional Class:
Net asset value and offering price per share	$11.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Large Cap Basic Value Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $18,057)	$917,760

Dividends from affiliated money market funds	719

Total investment income	918,479

Expenses:
Advisory fees	257,221

Administrative services fees	24,795

Custodian fees	7,035

Distribution fees:
Class A	62,489

Class B	37,393

Class C	46,372

Class R	4,517

Investor Class	19,291

Transfer agent fees	179,089

Trustees’ and officers’ fees and benefits	8,554

Registration and filing fees	69,455

Reports to shareholders	104,216

Other	26,954

Total expenses	847,381

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(1,899)

Net expenses	845,482

Net investment income	72,997

Realized and unrealized gain from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $26,640)	4,382,558

Change in net unrealized appreciation of investment securities	8,708,950

Net realized and unrealized gain	13,091,508

Net increase in net assets resulting from operations	$13,164,505

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Large Cap Basic Value Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$72,997	$545,013

Net realized gain (loss)	4,382,558	(2,712,296)

Change in net unrealized appreciation	8,708,950	16,797,370

Net increase in net assets resulting from operations	13,164,505	14,630,087

Distributions to shareholders from net investment income:
Class A	(395,051)	(283,823)

Class B	(1,512)	—

Class C	(1,809)	—

Class R	(9,681)	(5,292)

Class Y	(11,475)	(14,512)

Investor Class	(122,504)	(82,362)

Institutional Class	(10,291)	(587,315)

Total distributions from net investment income	(552,323)	(973,304)

Share transactions–net:
Class A	(3,630,478)	(10,565,707)

Class B	(1,859,862)	(3,308,043)

Class C	(789,001)	(1,461,321)

Class R	(66,792)	(176,748)

Class Y	(746,168)	(97,164)

Investor Class	(1,253,299)	(2,704,320)

Institutional Class	(8,874)	(76,178,665)

Net increase (decrease) in net assets resulting from share transactions	(8,354,474)	(94,491,968)

Net increase (decrease) in net assets	4,257,708	(80,835,185)

Net assets:
Beginning of period	84,326,155	165,161,340

End of period (includes undistributed net investment income (loss) of $(8,435) and $470,891, respectively)	$88,583,863	$84,326,155

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Large Cap Basic Value Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B

10        Invesco Large Cap Basic Value Fund

shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

11        Invesco Large Cap Basic Value Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.60%

Next $1 billion	0.575%

Over $2 billion	0.55%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimburesement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimburesement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $885.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense

12        Invesco Large Cap Basic Value Fund

reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $412.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $4,778 in front-end sales commissions from the sale of Class A shares and $0, $7,177 and $631 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$88,396,204	$611,555	$—	$89,007,759

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2011, the Fund engaged in securities purchases of $83,004 and securities sales of $98,227, which resulted in net realized gains of $26,640.

13        Invesco Large Cap Basic Value Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $602.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $871 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$25,750,989

October 31, 2017	23,986,959

October 31, 2018	6,626,068

Total capital loss carryforward	$56,364,016

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $11,111,391 and $19,009,566, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$18,702,218

Aggregate unrealized (depreciation) of investment securities	(279,493)

Net unrealized appreciation of investment securities	$18,422,725

Cost of investments for tax purposes is $70,585,034.

14        Invesco Large Cap Basic Value Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010

Sold:
Class A	229,459	$2,453,058	679,267	$6,452,643

Class B	22,109	223,419	147,510	1,341,549

Class C	99,547	1,010,990	245,884	2,244,939

Class R	17,638	187,517	68,100	654,393

Class Y	16,781	179,167	133,208	1,287,784

Investor Class	48,773	522,395	155,468	1,485,424

Institutional Class	98	1,000	599,073	5,596,445

Issued as reinvestment of dividends:
Class A	36,192	369,887	28,513	270,289

Class B	145	1,424	—	—

Class C	173	1,695	—	—

Class R	954	9,681	562	5,291

Class Y	960	9,834	1,475	13,994

Investor Class	11,633	119,123	8,468	80,442

Institutional Class	1,004	10,275	61,823	587,315

Automatic conversion of Class B shares to Class A shares:
Class A	106,957	1,145,585	264,795	2,521,660

Class B	(111,984)	(1,145,585)	(277,477)	(2,521,660)

Reacquired:
Class A	(721,104)	(7,599,008)	(2,093,071)	(19,810,299)

Class B	(93,713)	(939,120)	(233,804)	(2,127,932)

Class C	(175,848)	(1,801,686)	(412,218)	(3,706,260)

Class R	(24,703)	(263,990)	(88,235)	(836,432)

Class Y	(91,080)	(935,169)	(152,310)	(1,398,942)

Investor Class	(177,108)	(1,894,817)	(448,919)	(4,270,186)

Institutional Class	(1,815)	(20,149)	(8,743,909)	(82,362,425)

Net increase (decrease) in share activity	(804,932)	$(8,354,474)	(10,055,797)	$(94,491,968)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 1% of the outstanding shares of the Fund are owned by Invesco or an investment advisor under common control of Invesco.

15        Invesco Large Cap Basic Value Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses) on									to average		to average net		Ratio of net
	Net asset	Net	securities			Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both		Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and		investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)		operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/11	$9.81	$0.02	$1.59		$1.61	$(0.08)	$—	$(0.08)	$11.34	16.53%	$52,428	1.83	%(d)	1.83	%(d)	0.31	%(d)	13%
Year ended 10/31/10	8.84	0.02	1.00		1.02	(0.05)	—	(0.05)	9.81	11.51	48,759	1.45		1.45		0.18		106
Year ended 10/31/09	7.55	0.05	1.35	(e)	1.40	(0.11)	—	(0.11)	8.84	19.12 (e)	53,876	1.32		1.66		0.73		14
Year ended 10/31/08	16.61	0.09	(7.83)		(7.74)	(0.04)	(1.28)	(1.32)	7.55	(50.30)	48,068	1.23		1.31		0.70		54
Year ended 10/31/07	15.64	0.06	1.76		1.82	(0.06)	(0.79)	(0.85)	16.61	12.08	121,287	1.23		1.24		0.39		29
Year ended 10/31/06	13.52	0.06	2.06		2.12	—	—	—	15.64	15.68	126,700	1.22		1.28		0.40		26

Class B
Six months ended 04/30/11	9.33	(0.02)	1.52		1.50	(0.00)	—	(0.00)	10.83	16.10	7,068	2.58	(d)	2.58	(d)	(0.44	)(d)	13
Year ended 10/31/10	8.43	(0.05)	0.95		0.90	—	—	—	9.33	10.68	7,799	2.20		2.20		(0.57)		106
Year ended 10/31/09	7.13	(0.00)	1.30	(e)	1.30	—	—	—	8.43	18.23 (e)	10,119	2.07		2.41		(0.02)		14
Year ended 10/31/08	15.83	(0.01)	(7.41)		(7.42)	—	(1.28)	(1.28)	7.13	(50.65)	14,839	1.98		2.06		(0.05)		54
Year ended 10/31/07	15.00	(0.06)	1.68		1.62	—	(0.79)	(0.79)	15.83	11.17	48,108	1.98		1.99		(0.36)		29
Year ended 10/31/06	13.06	(0.05)	1.99		1.94	—	—	—	15.00	14.86	60,627	1.97		2.03		(0.35)		26

Class C
Six months ended 04/30/11	9.32	(0.02)	1.53		1.51	(0.00)	—	(0.00)	10.83	16.22	9,475	2.58	(d)	2.58	(d)	(0.44	)(d)	13
Year ended 10/31/10	8.43	(0.05)	0.94		0.89	—	—	—	9.32	10.56	8,870	2.20		2.20		(0.57)		106
Year ended 10/31/09	7.13	(0.00)	1.30	(e)	1.30	—	—	—	8.43	18.23 (e)	9,425	2.07		2.41		(0.02)		14
Year ended 10/31/08	15.83	(0.01)	(7.41)		(7.42)	—	(1.28)	(1.28)	7.13	(50.65)	10,042	1.98		2.06		(0.05)		54
Year ended 10/31/07	14.99	(0.06)	1.69		1.63	—	(0.79)	(0.79)	15.83	11.25	26,123	1.98		1.99		(0.36)		29
Year ended 10/31/06	13.06	(0.05)	1.98		1.93	—	—	—	14.99	14.78	27,153	1.97		2.03		(0.35)		26

Class R
Six months ended 04/30/11	9.71	0.00	1.59		1.59	(0.06)	—	(0.06)	11.24	16.39	1,908	2.08	(d)	2.08	(d)	0.06	(d)	13
Year ended 10/31/10	8.76	(0.01)	0.98		0.97	(0.02)	—	(0.02)	9.71	11.17	1,707	1.70		1.70		(0.07)		106
Year ended 10/31/09	7.47	0.04	1.33	(e)	1.37	(0.08)	—	(0.08)	8.76	18.82 (e)	1,712	1.57		1.91		0.48		14
Year ended 10/31/08	16.45	0.06	(7.76)		(7.70)	—	(1.28)	(1.28)	7.47	(50.43)	1,352	1.48		1.56		0.45		54
Year ended 10/31/07	15.50	0.02	1.75		1.77	(0.03)	(0.79)	(0.82)	16.45	11.82	2,314	1.48		1.49		0.14		29
Year ended 10/31/06	13.44	0.02	2.04		2.06	—	—	—	15.50	15.33	1,736	1.47		1.53		0.15		26

Class Y
Six months ended 04/30/11	9.84	0.03	1.61		1.64	(0.11)	—	(0.11)	11.37	16.78	1,047	1.58	(d)	1.58	(d)	0.56	(d)	13
Year ended 10/31/10	8.87	0.04	0.99		1.03	(0.06)	—	(0.06)	9.84	11.69	1,629	1.20		1.20		0.43		106
Year ended 10/31/09	7.55	0.07	1.36	(e)	1.43	(0.11)	—	(0.11)	8.87	19.57 (e)	1,624	1.07		1.41		0.98		14
Year ended 10/31/08(f)	9.09	0.01	(1.55)		(1.54)	—	—	—	7.55	(16.94)	1,028	0.98	(g)	1.26	(g)	0.95	(g)	54

Investor Class
Six months ended 04/30/11	9.83	0.02	1.60		1.62	(0.08)	—	(0.08)	11.37	16.59	15,926	1.83	(d)	1.83	(d)	0.31	(d)	13
Year ended 10/31/10	8.86	0.02	1.00		1.02	(0.05)	—	(0.05)	9.83	11.49	14,920	1.45		1.45		0.18		106
Year ended 10/31/09	7.56	0.05	1.36	(e)	1.41	(0.11)	—	(0.11)	8.86	19.23 (e)	15,980	1.32		1.66		0.73		14
Year ended 10/31/08	16.64	0.09	(7.85)		(7.76)	(0.04)	(1.28)	(1.32)	7.56	(50.33)	15,590	1.23		1.31		0.70		54
Year ended 10/31/07	15.67	0.06	1.76		1.82	(0.06)	(0.79)	(0.85)	16.64	12.06	35,232	1.23		1.24		0.39		29
Year ended 10/31/06	13.55	0.06	2.06		2.12	—	—	—	15.67	15.65	44,452	1.22		1.28		0.40		26

Institutional Class
Six months ended 04/30/11	9.88	0.05	1.61		1.66	(0.16)	—	(0.16)	11.38	16.96	732	1.15	(d)	1.15	(d)	0.99	(d)	13
Year ended 10/31/10	8.89	0.08	0.99		1.07	(0.08)	—	(0.08)	9.88	12.10	642	0.76		0.76		0.87		106
Year ended 10/31/09	7.63	0.09	1.35	(e)	1.44	(0.18)	—	(0.18)	8.89	19.85 (e)	72,426	0.82		0.82		1.23		14
Year ended 10/31/08	16.80	0.15	(7.91)		(7.76)	(0.13)	(1.28)	(1.41)	7.63	(50.07)	75,469	0.71		0.72		1.22		54
Year ended 10/31/07	15.82	0.15	1.77		1.92	(0.15)	(0.79)	(0.94)	16.80	12.62	145,886	0.72		0.72		0.90		29
Year ended 10/31/06	13.63	0.13	2.09		2.22	(0.03)	—	(0.03)	15.82	16.28	84,679	0.73		0.73		0.89		26

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $50,405, $7,541, $9,351, $1,822, $1,072, $15,561 and $698 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share would have been $1.30, $1.25, $1.25, $1.28, $1.31, $1.31 and $1.30 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively and total returns would have been lower.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

16        Invesco Large Cap Basic Value Fund

NOTE 12—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Comstock Fund (the “Acquiring Fund”).
  The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.

17        Invesco Large Cap Basic Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,175.00	$9.87	$1,015.72	$9.15	1.83%

B	1,000.00	1,171.00	13.89	1,012.00	12.87	2.58

C	1,000.00	1,171.00	13.89	1,012.00	12.87	2.58

R	1,000.00	1,173.60	11.21	1,014.48	10.39	2.08

Y	1,000.00	1,177.70	8.53	1,016.96	7.90	1.58

Investor	1,000.00	1,175.70	9.87	1,015.72	9.15	1.83

Institutional	1,000.00	1,178.10	6.21	1,019.09	5.76	1.15

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Large Cap Basic Value Fund

Proxy Results

A Joint Special Meeting (“Meeting”) of Shareholders of Invesco Large Cap Basic Value Fund (the “Target Fund”) was held on Thursday, April 14, 2011. The Meeting was held for the following purpose:

			Votes		Broker
		Votes For	Against	Abstentions	Non-Votes

(1)	To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Van Kampen Comstock Fund (the “Acquiring Fund”), a series of AIM Sector Funds (Invesco Sector Funds), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund	2,916,147	140,029	193,000	-0-

19        Invesco Large Cap Basic Value Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
LCBV-SAR-1               Invesco Distributors, Inc.

Invesco Large Cap Growth Fund
Semiannual Report to Shareholders ■ April 30, 2011
Nasdaq:
A: LCGAX ■ B: LCGBX ■ C: LCGCX ■ R: LCRGX ■ Y: LCGYX
Investor: LCGIX ■ Institutional: LCIGX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

17	Financial Highlights

19	Fund Expenses

20	Results of Proxy

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	15.57%

Class B Shares	15.24

Class C Shares	15.24

Class R Shares	15.46

Class Y Shares	15.82

Investor Class Shares	15.72

Institutional Class Shares	16.01

S&P 500 Index▼ (Broad Market Index)	16.35

Russell 1000 Growth Index▼ (Style-Specific Index)	16.96

Lipper Large-Cap Growth Funds Index▼ (Peer Group Index)	15.03

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Large Cap Growth Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (3/1/99)		1.77%

10	Years	1.09

5	Years	1.89

1	Year	13.85

Class B Shares

Inception (4/5/99)		0.92%

10	Years	1.10

5	Years	1.92

1	Year	14.62

Class C Shares

Inception (4/5/99)		0.67%

10	Years	0.94

5	Years	2.27

1	Year	18.62

Class R Shares

10	Years	1.46%

5	Years	2.81

1	Year	20.24

Class Y Shares

10	Years	1.72%

5	Years	3.15

1	Year	20.87

Investor Class Shares

10	Years	1.76%

5	Years	3.12

1	Year	20.63

Institutional Class Shares

10	Years	2.10%

5	Years	3.70

1	Year	21.33
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/1/99)		1.61%

10	Years	2.00

5	Years	1.48

1	Year	12.16

Class B Shares

Inception (4/5/99)		0.75%

10	Years	2.00

5	Years	1.48

1	Year	12.81

Class C Shares

Inception (4/5/99)		0.51%

10	Years	1.85

5	Years	1.86

1	Year	16.81

Class R Shares

10	Years	2.37%

5	Years	2.37

1	Year	18.35

Class Y Shares

10	Years	2.63%

5	Years	2.72

1	Year	19.03

Investor Class Shares

10	Years	2.67%

5	Years	2.69

1	Year	18.80

Institutional Class Shares

10	Years	3.00%

5	Years	3.25

1	Year	19.48
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of
Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.42%, 2.17%, 2.17%, 1.67%, 1.17%, 1.34% and 0.76%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Large Cap Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Large Cap Growth Fund

Schedule of Investments

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.72%(a)
Aerospace & Defense–3.82%
Embraer S.A.–ADR (Brazil)	319,020	$10,361,770

Goodrich Corp.	307,433	27,167,854

Honeywell International, Inc.	255,705	15,656,817

		53,186,441

Apparel Retail–1.94%
Limited Brands, Inc.	656,210	27,009,604

Apparel, Accessories & Luxury Goods–0.53%
Coach, Inc.	122,841	7,347,120

Application Software–2.75%
Citrix Systems, Inc.(b)	288,313	24,316,319

Salesforce.com, Inc.(b)	100,687	13,955,218

		38,271,537

Asset Management & Custody Banks–2.16%
Ameriprise Financial, Inc.	337,382	20,937,927

Franklin Resources, Inc.	70,725	9,132,012

		30,069,939

Automobile Manufacturers–0.35%
Ford Motor Co.(b)	316,417	4,894,971

Biotechnology–2.81%
Dendreon Corp.(b)(c)	287,746	12,496,809

Gilead Sciences, Inc.(b)	414,646	16,104,850

United Therapeutics Corp.(b)	157,533	10,548,410

		39,150,069

Cable & Satellite–3.18%
Comcast Corp.–Class A	804,938	21,121,573

DIRECTV–Class A(b)	478,051	23,228,498

		44,350,071

Casinos & Gaming–1.15%
Las Vegas Sands Corp.(b)	340,072	15,986,785

Coal & Consumable Fuels–1.27%
Peabody Energy Corp.	264,968	17,705,162

Communications Equipment–2.87%
F5 Networks, Inc.(b)	36,306	3,679,976

Juniper Networks, Inc.(b)	432,872	16,591,984

QUALCOMM, Inc.	346,150	19,675,166

		39,947,126

Computer Hardware–7.66%
Apple, Inc.(b)	306,572	106,757,567

Computer Storage & Peripherals–3.78%
EMC Corp.(b)	1,348,632	38,220,231

SanDisk Corp.(b)	292,914	14,393,794

		52,614,025

Construction & Engineering–1.48%
Foster Wheeler AG (Switzerland)(b)	579,935	20,628,288

Construction & Farm Machinery & Heavy Trucks–1.90%
Cummins, Inc.	92,719	11,142,969

Deere & Co.	158,034	15,408,315

		26,551,284

Data Processing & Outsourced Services–1.31%
Visa Inc.–Class A	234,167	18,293,126

Diversified Banks–0.44%
Comerica, Inc.	160,134	6,073,883

Drug Retail–0.93%
CVS Caremark Corp.	359,145	13,015,415

Fertilizers & Agricultural Chemicals–4.48%
CF Industries Holdings, Inc.	98,892	13,998,163

Monsanto Co.	309,602	21,065,320

Potash Corp. of Saskatchewan, Inc. (Canada)	486,519	27,429,941

		62,493,424

Health Care Equipment–1.35%
Baxter International Inc.	330,019	18,778,081

Health Care Technology–0.93%
Allscripts Healthcare Solutions, Inc.(b)	602,427	12,976,277

Heavy Electrical Equipment–1.18%
ABB Ltd.–ADR (Switzerland)(b)	598,598	16,455,459

Hotels, Resorts & Cruise Lines–0.92%
Starwood Hotels & Resorts Worldwide, Inc.	214,577	12,782,352

Industrial Machinery–2.47%
Danaher Corp.	274,180	15,145,703

Ingersoll-Rand PLC (Ireland)	382,872	19,335,036

		34,480,739

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Large Cap Growth Fund

	Shares	Value

Internet Retail–2.50%
Amazon.com, Inc.(b)	112,486	$22,103,499

Netflix Inc.(b)	54,895	12,772,420

		34,875,919

Internet Software & Services–5.81%
Baidu, Inc.–ADR (China)(b)	303,550	45,083,246

Google Inc.–Class A(b)	65,829	35,817,559

		80,900,805

IT Consulting & Other Services–2.41%
Accenture PLC–Class A (Ireland)	261,646	14,947,836

Cognizant Technology Solutions Corp., Class A(b)	224,599	18,619,257

		33,567,093

Life Sciences Tools & Services–2.47%
Agilent Technologies, Inc.(b)	359,625	17,948,884

Illumina, Inc.(b)	233,144	16,548,561

		34,497,445

Managed Health Care–0.87%
UnitedHealth Group, Inc.	245,468	12,084,390

Movies & Entertainment–1.35%
Walt Disney Co. (The)	435,201	18,757,163

Oil & Gas Equipment & Services–8.10%
Cameron International Corp.(b)	349,724	18,437,449

Halliburton Co.	487,776	24,622,932

National Oilwell Varco Inc.	228,989	17,561,166

Schlumberger Ltd.	322,266	28,923,374

Weatherford International Ltd.(b)	1,078,777	23,280,008

		112,824,929

Oil & Gas Exploration & Production–1.76%
Anadarko Petroleum Corp.	133,523	10,540,305

EOG Resources, Inc.	123,636	13,959,741

		24,500,046

Other Diversified Financial Services–1.89%
JPMorgan Chase & Co.	577,227	26,338,868

Packaged Foods & Meats–1.86%
Mead Johnson Nutrition Co.	387,707	25,929,844

Pharmaceuticals–2.43%
Allergan, Inc.	179,047	14,244,979

Hospira, Inc.(b)	346,633	19,664,490

		33,909,469

Precious Metals & Minerals–1.23%
Silver Wheaton Corp. (Canada)	422,478	17,161,056

Railroads–1.84%
Union Pacific Corp.	248,248	25,686,220

Restaurants–0.53%
Chipotle Mexican Grill, Inc.(b)	27,662	7,379,945

Semiconductors–2.61%
Atmel Corp.(b)	690,974	10,571,902

Broadcom Corp., Class A(b)	308,703	10,860,172

Micron Technology, Inc.(b)	329,119	3,715,754

Xilinx, Inc.	320,325	11,166,529

		36,314,357

Soft Drinks–0.52%
Hansen Natural Corp.(b)	109,444	7,239,721

Specialized Finance–0.76%
Moody’s Corp.	271,807	10,638,526

Specialty Stores–0.61%
Tiffany & Co.	122,121	8,480,082

Systems Software–5.54%
Oracle Corp.	668,945	24,115,467

Red Hat, Inc.(b)	203,735	9,671,301

Rovi Corp.(b)	894,125	43,418,710

		77,205,478

Trucking–0.93%
J.B. Hunt Transport Services, Inc.	271,454	12,942,927

Wireless Telecommunication Services–2.04%
America Movil S.A.B. de C.V., Series L–ADR (Mexico)	177,225	10,137,270

American Tower Corp., Class A(b)	349,274	18,270,523

		28,407,793

Total Common Stocks & Other Equity Interests (Cost $1,087,027,152)		1,389,460,821

Money Market Funds–0.67%
Liquid Assets Portfolio–Institutional Class(d)	4,700,384	4,700,384

Premier Portfolio–Institutional Class(d)	4,700,384	4,700,384

Total Money Market Funds (Cost $9,400,768)		9,400,768

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.39% (Cost $1,096,427,920)		1,398,861,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Large Cap Growth Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.17%
Liquid Assets Portfolio–Institutional Class (Cost $2,312,840)(d)(e)	2,312,840	$2,312,840

TOTAL INVESTMENTS–100.56% (Cost $1,098,740,760)		1,401,174,429

OTHER ASSETS LESS LIABILITIES–(0.56)%		(7,783,471)

NET ASSETS–100.00%		$1,393,390,958

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2011.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Information Technology	34.7%

Industrials	13.6

Consumer Discretionary	13.1

Energy	11.1

Health Care	10.9

Materials	5.7

Financials	5.3

Consumer Staples	3.3

Telecommunication Services	2.0

Money Market Funds Plus Other Assets Less Liabilities	0.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Large Cap Growth Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,087,027,152)*	$1,389,460,821

Investments in affiliated money market funds, at value and cost	11,713,608

Total investments, at value (Cost $1,098,740,760)	1,401,174,429

Receivable for:
Fund shares sold	675,731

Dividends	497,769

Investment for trustee deferred compensation and retirement plans	153,024

Other assets	17,254

Total assets	1,402,518,207

Liabilities:
Payable for:
Investments purchased	2,527,170

Fund shares reacquired	1,515,780

Collateral upon return of securities loaned	2,312,840

Accrued fees to affiliates	1,279,865

Accrued other operating expenses	1,064,363

Trustee deferred compensation and retirement plans	427,231

Total liabilities	9,127,249

Net assets applicable to shares outstanding	$1,393,390,958

Net assets consist of:
Shares of beneficial interest	$1,131,936,188

Undistributed net investment income (loss)	(3,960,826)

Undistributed net realized gain (loss)	(37,042,138)

Unrealized appreciation	302,457,734

$1,393,390,958

Net Assets:
Class A	$770,403,489

Class B	$91,627,539

Class C	$97,115,388

Class R	$13,874,842

Class Y	$12,669,330

Investor Class	$234,597,193

Institutional Class	$173,103,177

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	59,289,005

Class B	7,666,991

Class C	8,127,065

Class R	1,086,689

Class Y	972,563

Investor Class	17,905,473

Institutional Class	12,844,849

Class A:
Net asset value per share	$12.99

Maximum offering price per share (Net asset value of $12.99 divided by 94.50%)	$13.75

Class B:
Net asset value and offering price per share	$11.95

Class C:
Net asset value and offering price per share	$11.95

Class R:
Net asset value and offering price per share	$12.77

Class Y:
Net asset value and offering price per share	$13.03

Investor Class:
Net asset value and offering price per share	$13.10

Institutional Class:
Net asset value and offering price per share	$13.48

*	At April 30, 2011, securities with an aggregate value of $2,327,848 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Large Cap Growth Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $31,143)	$6,714,945

Dividends from affiliated money market funds (includes securities lending income of $4,339)	12,890

Interest	21,762

Total investment income	6,749,597

Expenses:
Advisory fees	4,368,314

Administrative services fees	183,756

Custodian fees	27,679

Distribution fees:
Class A	918,355

Class B	489,423

Class C	466,482

Class R	32,383

Investor Class	186,567

Transfer agent fees — A, B, C, R, Y and Investor	2,469,715

Transfer agent fees — Institutional	21,346

Trustees’ and officers’ fees and benefits	30,625

Reports to shareholders	979,567

Other	167,987

Total expenses	10,342,199

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(29,535)

Net expenses	10,312,664

Net investment income (loss)	(3,563,067)

Realized and unrealized gain from:
Net realized gain from investment securities	114,560,559

Change in net unrealized appreciation of:
Investment securities (includes net gains from securities sold to affiliates of $6,944,214)	83,431,277

Foreign currencies	15,190

83,446,467

Net realized and unrealized gain	198,007,026

Net increase in net assets resulting from operations	$194,443,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Large Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income (loss)	$(3,563,067)	$(4,476,267)

Net realized gain	114,560,559	105,097,717

Change in net unrealized appreciation	83,446,467	123,660,390

Net increase in net assets resulting from operations	194,443,959	224,281,840

Distributions to shareholders from net investment income:
Class A	—	(1,137,947)

Class Y	—	(36,806)

Investor Class	—	(479,813)

Institutional Class	—	(927,810)

Total distributions from net investment income	—	(2,582,376)

Share transactions–net:
Class A	(44,878,803)	(86,917,885)

Class B	(21,846,496)	(40,682,919)

Class C	(4,868,333)	(14,134,782)

Class R	(616,911)	64,259

Class Y	771,564	(684,063)

Investor Class	(9,635,253)	(24,326,460)

Institutional Class	(11,128,626)	(5,650,751)

Net increase (decrease) in net assets resulting from share transactions	(92,202,858)	(172,332,601)

Net increase in net assets	102,241,101	49,366,863

Net assets:
Beginning of period	1,291,149,857	1,241,782,994

End of period (includes undistributed net investment income (loss) of $(3,960,826) and $(397,759), respectively)	$1,393,390,958	$1,291,149,857

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Large Cap Growth Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

10        Invesco Large Cap Growth Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be

11        Invesco Large Cap Growth Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

12        Invesco Large Cap Growth Fund

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.695%

Next $250 million	0.67%

Next $500 million	0.645%

Next $1.5 billion	0.62%

Next $2.5 billion	0.595%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $16,945.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $5,029.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund.

13        Invesco Large Cap Growth Fund

  Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $46,607 in front-end sales commissions from the sale of Class A shares and $107, $76,564 and $1,258 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,401,174,429	$—	$—	$1,401,174,429

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2011, the Fund engaged in securities purchases of $12,615,490 and securities sales of $28,143,473, which resulted in net realized gains of $6,944,214.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,561.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $1,959 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the

14        Invesco Large Cap Growth Fund

custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $110,431,350 of capital loss carryforward in the fiscal year ending October 31, 2011.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2011	$34,072,498

October 31, 2015	478,176

October 31, 2016	16,117,525

October 31, 2017	88,826,766

Total capital loss carryforward	$139,494,965

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $669,697,388 and $747,887,229, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$294,647,060

Aggregate unrealized (depreciation) of investment securities	(4,321,125)

Net unrealized appreciation of investment securities	$290,325,935

Cost of investments for tax purposes is $1,110,848,494.

15        Invesco Large Cap Growth Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	2,161,100	$26,587,739	3,545,524	$36,501,906

Class B	229,758	2,580,223	880,239	8,403,004

Class C	454,440	5,150,757	562,623	5,375,984

Class R	146,802	1,784,448	265,182	2,698,794

Class Y	143,500	1,780,583	290,166	3,075,625

Investor Class	606,135	7,380,012	1,043,615	10,869,147

Institutional Class	747,743	9,502,759	4,142,316	44,161,271

Issued as reinvestment of dividends:
Class A	—	—	107,476	1,073,755

Class Y	—	—	3,403	33,967

Investor Class	—	—	44,323	445,887

Institutional Class	—	—	83,771	860,328

Automatic conversion of Class B shares to Class A shares:
Class A	1,108,658	13,793,947	2,758,555	28,530,116

Class B	(1,203,815)	(13,793,947)	(2,976,823)	(28,530,116)

Reacquired:
Class A	(7,032,780)	(85,260,489)	(14,883,942)	(153,023,662)

Class B	(946,044)	(10,632,772)	(2,160,510)	(20,555,807)

Class C	(888,901)	(10,019,090)	(2,040,201)	(19,510,766)

Class R	(202,690)	(2,401,359)	(257,112)	(2,634,535)

Class Y	(82,976)	(1,009,019)	(373,043)	(3,793,655)

Investor Class	(1,385,881)	(17,015,265)	(3,442,959)	(35,641,494)

Institutional Class	(1,660,213)	(20,631,385)	(4,833,684)	(50,672,350)

Net increase (decrease) in share activity	(7,805,164)	$(92,202,858)	(17,241,081)	$(172,332,601)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

16        Invesco Large Cap Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses)						to average		to average net		Ratio of net
	Net asset	Net		on securities		Dividends				net assets		assets without		investment
	value,	investment		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss) to
	beginning	income		realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	(loss)		unrealized)	operations	income	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 04/30/11	$11.24	$(0.03)		$1.78	$1.75	$—	$12.99	15.57%	770,403	1.53	%(d)	1.53	%(d)	(0.52	)%(d)	50%
Year ended 10/31/10	9.42	(0.03	)(c)	1.87	1.84	(0.02)	11.24	19.51	708,541	1.41		1.42		(0.32)		141
Year ended 10/31/09	8.55	0.02	(c)	0.85	0.87	—	9.42	10.18	673,657	1.38		1.55		0.20		59
Year ended 10/31/08	13.67	(0.01	)(c)	(5.11)	(5.12)	—	8.55	(37.45)	633,595	1.33		1.36		(0.09)		41
Year ended 10/31/07	11.19	(0.04	)(c)	2.52	2.48	—	13.67	22.16	1,064,817	1.33		1.34		(0.30)		55
Year ended 10/31/06	10.12	(0.01)		1.08	1.07	—	11.19	10.57	981,750	1.32		1.42		(0.17)		70

Class B
Six months ended 04/30/11	10.37	(0.07)		1.65	1.58	—	11.95	15.24	91,628	2.28	(d)	2.28	(d)	(1.27	)(d)	50
Year ended 10/31/10	8.75	(0.10	)(c)	1.72	1.62	—	10.37	18.51	99,449	2.16		2.17		(1.07)		141
Year ended 10/31/09	8.00	(0.04	)(c)	0.79	0.75	—	8.75	9.38	121,068	2.13		2.30		(0.55)		59
Year ended 10/31/08	12.88	(0.09	)(c)	(4.79)	(4.88)	—	8.00	(37.89)	184,573	2.08		2.11		(0.84)		41
Year ended 10/31/07	10.63	(0.12	)(c)	2.37	2.25	—	12.88	21.17	497,990	2.08		2.09		(1.05)		55
Year ended 10/31/06	9.69	(0.07)		1.01	0.94	—	10.63	9.70	637,594	2.07		2.17		(0.92)		70

Class C
Six months ended 04/30/11	10.37	(0.07)		1.65	1.58	—	11.95	15.24	97,115	2.28	(d)	2.28	(d)	(1.27	)(d)	50
Year ended 10/31/10	8.75	(0.10	)(c)	1.72	1.62	—	10.37	18.51	88,810	2.16		2.17		(1.07)		141
Year ended 10/31/09	8.00	(0.04	)(c)	0.79	0.75	—	8.75	9.38	87,795	2.13		2.30		(0.55)		59
Year ended 10/31/08	12.88	(0.09	)(c)	(4.79)	(4.88)	—	8.00	(37.89)	98,284	2.08		2.11		(0.84)		41
Year ended 10/31/07	10.63	(0.12	)(c)	2.37	2.25	—	12.88	21.17	182,975	2.08		2.09		(1.05)		55
Year ended 10/31/06	9.69	(0.07)		1.01	0.94	—	10.63	9.70	179,730	2.07		2.17		(0.92)		70

Class R
Six months ended 04/30/11	11.06	(0.05)		1.76	1.71	—	12.77	15.46	13,875	1.78	(d)	1.78	(d)	(0.77	)(d)	50
Year ended 10/31/10	9.28	(0.06	)(c)	1.84	1.78	—	11.06	19.18	12,633	1.66		1.67		(0.57)		141
Year ended 10/31/09	8.44	(0.00	)(c)	0.84	0.84	—	9.28	9.95	10,523	1.63		1.80		(0.05)		59
Year ended 10/31/08	13.53	(0.04	)(c)	(5.05)	(5.09)	—	8.44	(37.62)	7,474	1.58		1.61		(0.34)		41
Year ended 10/31/07	11.10	(0.07	)(c)	2.50	2.43	—	13.53	21.89	11,465	1.58		1.59		(0.55)		55
Year ended 10/31/06	10.07	(0.03)		1.06	1.03	—	11.10	10.23	11,231	1.57		1.67		(0.42)		70

Class Y
Six months ended 04/30/11	11.25	(0.02)		1.80	1.78	—	13.03	15.82	12,669	1.28	(d)	1.28	(d)	(0.27	)(d)	50
Year ended 10/31/10	9.43	(0.01	)(c)	1.87	1.86	(0.04)	11.25	19.75	10,262	1.16		1.17		(0.07)		141
Year ended 10/31/09	8.55	0.04	(c)	0.84	0.88	—	9.43	10.29	9,347	1.13		1.30		0.45		59
Year ended 10/31/08(e)	9.46	0.00	(c)	(0.91)	(0.91)	—	8.55	(9.62)	5,406	1.08	(f)	1.27	(f)	0.16	(f)	41

Investor Class
Six months ended 04/30/11	11.33	(0.03)		1.80	1.77	—	13.10	15.62	234,597	1.45	(d)	1.45	(d)	(0.44	)(d)	50
Year ended 10/31/10	9.49	(0.03	)(c)	1.89	1.86	(0.02)	11.33	19.66	211,628	1.33		1.34		(0.24)		141
Year ended 10/31/09	8.61	0.02	(c)	0.86	0.88	—	9.49	10.22	199,719	1.30		1.47		0.28		59
Year ended 10/31/08	13.76	(0.00	)(c)	(5.15)	(5.15)	—	8.61	(37.43)	203,882	1.27		1.30		(0.03)		41
Year ended 10/31/07	11.25	(0.03	)(c)	2.54	2.51	—	13.76	22.31	360,073	1.24		1.25		(0.21)		55
Year ended 10/31/06	10.18	(0.01)		1.08	1.07	—	11.25	10.51	347,621	1.27		1.37		(0.12)		70

Institutional Class
Six months ended 04/30/11	11.62	0.01		1.85	1.86	—	13.48	16.01	173,103	0.89	(d)	0.89	(d)	0.12	(d)	50
Year ended 10/31/10	9.72	0.04	(c)	1.93	1.97	(0.07)	11.62	20.36	159,827	0.75		0.76		0.34		141
Year ended 10/31/09	8.77	0.07	(c)	0.88	0.95	—	9.72	10.83	139,674	0.76		0.76		0.82		59
Year ended 10/31/08	13.94	0.06	(c)	(5.23)	(5.17)	—	8.77	(37.09)	136,263	0.73		0.74		0.51		41
Year ended 10/31/07	11.35	0.04	(c)	2.55	2.59	—	13.94	22.82	248,852	0.72		0.72		0.30		55
Year ended 10/31/06	10.21	0.05		1.09	1.14	—	11.35	11.17	135,466	0.74		0.76		0.41		70

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending October 31, 2009, the portfolio turnover calculation excludes the value of securities purchased of $29,869,910 and sold of $12,860,254 in the effort to realign the Fund’s portfolio holdings after the reorganization of Atlantic Whitehall Growth Fund.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $740,772, $98,696, $94,070, $13,060, $11,432, $226,184 and $166,033 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

17        Invesco Large Cap Growth Fund

NOTE 12—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen American Franchise Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.

18        Invesco Large Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,155.70	$8.18	$1,017.21	$7.65	1.53%

B	1,000.00	1,152.40	12.17	1,013.49	11.38	2.28

C	1,000.00	1,152.40	12.17	1,013.49	11.38	2.28

R	1,000.00	1,154.60	9.51	1,015.97	8.90	1.78

Y	1,000.00	1,158.20	6.85	1,018.45	6.41	1.28

Investor	1,000.00	1,157.20	7.76	1,017.60	7.25	1.45

Institutional	1,000.00	1,160.10	4.77	1,020.38	4.46	0.89

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19        Invesco Large Cap Growth Fund

Proxy Results

A Joint Special Meeting (“Meeting”) of Shareholders of Invesco Large Cap Growth Fund (the “Target Fund”) was held on Thursday, April 14, 2011. The Meeting was held for the following purpose:

			Votes		Broker
		Votes For	Against	Abstentions	Non-Votes

(1)	To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Van Kampen American Franchise Fund (the “Acquiring Fund”), a series of AIM Counselor Series Trust (Invesco Counselor Series Trust), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund	39,998,899	1,542,318	2,416,872	-0-

20        Invesco Large Cap Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
LCG-SAR-1                Invesco Distributors, Inc.

Invesco Summit Fund
Semiannual Report to Shareholders ■ April 30, 2011
Nasdaq:
A: ASMMX ■ B: BSMMX ■ C: CSMMX ■ P: SMMIX ■ S: SMMSX ■ Y: ASMYX
Institutional: SMITX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.44%

Class B Shares	13.98

Class C Shares	14.10

Class P Shares	14.61

Class S Shares	14.55

Class Y Shares	14.68

Institutional Class Shares	14.63

S&P 500 Index▼ (Broad Market Index)	16.35

Russell 1000 Growth Index▼ (Style-Specifc Index)	16.96

Lipper Multi-Cap Growth Funds Index▼ (Peer Group Index)	19.04

▼ Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Summit Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (10/31/05)		2.95%

5	Years	0.62

1	Year	11.53

Class B Shares

Inception (10/31/05)		3.09%

5	Years	0.67

1	Year	12.22

Class C Shares

Inception (10/31/05)		3.24%

5	Years	1.03

1	Year	16.23

Class P Shares

Inception (11/1/82)		8.91%

10	Years	1.80

5	Years	1.95

1	Year	18.32

Class S Shares

Inception		4.06%

5	Years	1.82

1	Year	18.16

Class Y Shares

Inception		4.14%

5	Years	1.90

1	Year	18.41

Institutional Class Shares

Inception		4.22%

5	Years	1.99

1	Year	18.57
Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (10/31/05)		2.45%

5	Years	0.40

1	Year	8.75

Class B Shares

Inception (10/31/05)		2.61%

5	Years	0.46

1	Year	9.22

Class C Shares

Inception (10/31/05)		2.76%

5	Years	0.80

1	Year	13.23

Class P Shares

Inception (11/1/82)		8.83%

10	Years	2.50

5	Years	1.73

1	Year	15.19

Class S Shares

Inception		3.58%

5	Years	1.60

1	Year	15.14

Class Y Shares

Inception		3.65%

5	Years	1.68

1	Year	15.37

Institutional Class Shares

Inception		3.73%

5	Years	1.77

1	Year	15.43
future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class P, Class S, Class Y and Institutional Class shares was 1.10%, 1.85%, 1.85%, 0.95%, 1.00%, 0.85% and 0.69%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class P, Class S, Class Y and Institutional Class shares do not have a front-end sales charge or contingent deferred sales charge (CDSC); therefore, returns shown are at net asset value.
     The performance numbers shown do not reflect the creation and sales charges and other fees assessed by the AIM Summit Investors Plans, which were dissolved effective December 8, 2006.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Summit Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversifed investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ fnancial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Summit Fund

Schedule of Investments(a)

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.99%
Aerospace & Defense–3.20%
Goodrich Corp.	133,597	$11,805,967

Honeywell International, Inc.	174,229	10,668,042

Precision Castparts Corp.	120,751	18,658,444

Rockwell Collins, Inc.	272,869	17,218,034

		58,350,487

Apparel, Accessories & Luxury Goods–1.51%
Coach, Inc.	461,352	27,593,463

Asset Management & Custody Banks–0.85%
Affiliated Managers Group, Inc.(b)	59,525	6,492,987

Ameriprise Financial, Inc.	145,666	9,040,032

		15,533,019

Auto Parts & Equipment–1.40%
Autoliv, Inc. (Sweden)(c)	117,716	9,432,583

Johnson Controls, Inc.	227,312	9,319,792

Tenneco Inc.(b)	148,540	6,864,033

		25,616,408

Automobile Manufacturers–0.50%
Honda Motor Co., Ltd. (Japan)	236,600	9,073,287

Biotechnology–2.95%
Acorda Therapeutics, Inc.(b)	433,098	12,144,068

Amgen Inc.(b)	226,832	12,895,399

Gilead Sciences, Inc.(b)	580,912	22,562,622

Human Genome Sciences, Inc.(b)	211,963	6,246,550

		53,848,639

Broadcasting–1.32%
Scripps Networks Interactive, Inc.–Class A	468,537	24,092,173

Cable & Satellite–2.90%
Comcast Corp.–Class A	1,299,091	34,088,148

DIRECTV, Class A(b)	389,487	18,925,173

		53,013,321

Communications Equipment–1.15%
F5 Networks, Inc.(b)	66,440	6,734,358

Finisar Corp.(b)	132,052	3,709,341

QUALCOMM, Inc.	184,429	10,482,944

		20,926,643

Computer Hardware–4.76%
Apple Inc.(b)	249,372	86,838,812

	Shares
Computer Storage & Peripherals–2.81%
EMC Corp.(b)	1,495,525	42,383,179

SanDisk Corp.(b)	180,001	8,845,249

		51,228,428

Construction & Engineering–1.09%
Fluor Corp.	91,001	6,364,610

Foster Wheeler AG (Switzerland)(b)	380,028	13,517,596

		19,882,206

Construction & Farm Machinery & Heavy Trucks–3.20%
AGCO Corp.(b)	159,716	9,196,447

Cummins, Inc.	77,294	9,289,193

Komatsu Ltd. (Japan)	255,900	9,024,492

Navistar International Corp.(b)	370,801	25,778,086

Terex Corp.(b)	147,430	5,127,615

		58,415,833

Consumer Finance–0.46%
American Express Co.	172,103	8,446,815

Data Processing & Outsourced Services–1.85%
Genpact Ltd.(b)	304,731	4,903,122

MasterCard, Inc.–Class A	36,696	10,124,059

Visa Inc.–Class A	240,923	18,820,905

		33,848,086

Department Stores–0.94%
Kohl’s Corp.	324,485	17,103,604

Diversified Banks–0.92%
Banco Bradesco S.A.–ADR (Brazil)	533,233	10,787,303

Comerica, Inc.	159,977	6,067,928

		16,855,231

Electrical Components & Equipment–1.46%
Cooper Industries PLC (Ireland)	403,385	26,603,241

Electronic Components–1.83%
Amphenol Corp.–Class A	328,947	18,391,427

Corning, Inc.	718,671	15,048,970

		33,440,397

Fertilizers & Agricultural Chemicals–1.43%
Monsanto Co.	269,715	18,351,409

Mosaic Co. (The)	103,968	7,783,044

		26,134,453

Footwear–0.45%
Deckers Outdoor Corp.(b)	96,365	8,177,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Summit Fund

	Shares	Value

Gold–1.95%
Barrick Gold Corp. (Canada)	348,683	$17,786,320

Goldcorp, Inc. (Canada)	320,468	17,891,728

		35,678,048

Health Care Distributors–1.39%
McKesson Corp.	187,482	15,562,881

Owens & Minor, Inc.	283,593	9,769,779

		25,332,660

Health Care Services–1.82%
Express Scripts, Inc.(b)	252,179	14,308,637

Medco Health Solutions, Inc.(b)	317,470	18,835,495

		33,144,132

Health Care Technology–0.51%
Allscripts Healthcare Solutions, Inc.(b)	434,524	9,359,647

Heavy Electrical Equipment–0.56%
ABB Ltd. (Switzerland)(b)	373,959	10,299,398

Home Improvement Retail–1.22%
Home Depot, Inc. (The)	599,600	22,269,144

Homefurnishing Retail–1.29%
Bed Bath & Beyond, Inc.(b)	419,039	23,516,469

Hotels, Resorts & Cruise Lines–1.28%
Royal Caribbean Cruises Ltd.(b)	588,365	23,428,694

Household Products–0.48%
Procter & Gamble Co. (The)	135,826	8,815,107

Hypermarkets & Super Centers–2.15%
Costco Wholesale Corp.	373,190	30,198,535

Wal-Mart Stores, Inc.	164,705	9,055,481

		39,254,016

Industrial Gases–0.61%
Praxair, Inc.	105,435	11,220,393

Industrial Machinery–3.22%
Illinois Tool Works, Inc.	261,552	15,277,252

Ingersoll-Rand PLC (Ireland)	449,807	22,715,254

Kennametal Inc.	329,804	13,924,325

SPX Corp.	79,067	6,835,342

		58,752,173

Integrated Oil & Gas–3.86%
Exxon Mobil Corp.	318,871	28,060,648

Occidental Petroleum Corp.	371,228	42,427,648

		70,488,296

Internet Retail–1.89%
Amazon.com, Inc.(b)	175,318	34,449,987

Internet Software & Services–1.89%
Google, Inc.–Class A(b)	46,304	25,194,007

VeriSign, Inc.	250,118	9,244,361

		34,438,368

Investment Banking & Brokerage–1.21%
Goldman Sachs Group, Inc. (The)	82,640	12,479,466

Jefferies Group, Inc.	400,000	9,668,000

		22,147,466

IT Consulting & Other Services–2.97%
Accenture PLC, Class A (Ireland)	694,198	39,659,532

International Business Machines Corp.	42,167	7,192,847

Teradata Corp.(b)	131,249	7,339,444

		54,191,823

Life Sciences Tools & Services–0.49%
Life Technologies Corp.(b)	160,842	8,878,478

Managed Health Care–2.70%
UnitedHealth Group, Inc.	361,519	17,797,580

WellPoint Inc.	409,324	31,431,990

		49,229,570

Oil & Gas Equipment & Services–5.49%
Baker Hughes Inc.	240,703	18,632,819

Cameron International Corp.(b)	357,304	18,837,067

Halliburton Co.	340,194	17,172,993

Schlumberger Ltd.	390,132	35,014,347

Superior Energy Services, Inc.(b)	272,866	10,483,512

		100,140,738

Oil & Gas Exploration & Production–0.69%
Apache Corp.	93,812	12,511,706

Other Diversified Financial Services–1.23%
JPMorgan Chase & Co.	490,710	22,391,097

Packaged Foods & Meats–1.69%
Green Mountain Coffee Roasters, Inc.(b)	460,356	30,825,438

Pharmaceuticals–2.62%
Abbott Laboratories	261,563	13,611,739

Medicis Pharmaceutical Corp.–Class A	228,000	8,084,880

Pfizer, Inc.	953,162	19,978,275

Shire PLC (United Kingdom)	199,368	6,174,350

		47,849,244

Railroads–1.17%
Union Pacific Corp.	206,013	21,316,165

Restaurants–0.34%
McDonald’s Corp.	78,118	6,117,421

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Summit Fund

	Shares	Value

Semiconductor Equipment–1.71%
MEMC Electronic Materials, Inc.(b)	782,637	$9,258,596

Novellus Systems, Inc.(b)	472,126	15,155,245

Veeco Instruments Inc.(b)(c)	134,094	6,856,226

		31,270,067

Semiconductors–2.28%
Broadcom Corp., Class A(b)	434,750	15,294,505

Micron Technology, Inc.(b)	1,386,823	15,657,232

Xilinx, Inc.	307,698	10,726,352

		41,678,089

Soft Drinks–2.04%
Coca-Cola Co. (The)	206,169	13,908,161

Hansen Natural Corp.(b)	64,627	4,275,076

PepsiCo, Inc.	276,751	19,065,376

		37,248,613

Specialty Stores–0.36%
Vitamin Shoppe, Inc.(b)	167,383	6,531,285

Systems Software–5.13%
Check Point Software Technologies Ltd. (Israel)(b)	447,775	24,596,281

Microsoft Corp.	1,110,271	28,889,251

Oracle Corp.	563,623	20,318,609

Rovi Corp.(b)	410,086	19,913,776

		93,717,917

Technology Distributors–1.24%
Avnet, Inc.(b)	625,706	22,725,642

Trading Companies & Distributors–0.51%
Air Lease Corp.(b)(c)	334,584	9,234,518

Trucking–2.02%
J.B. Hunt Transport Services, Inc.	631,012	30,086,652

Ryder System, Inc.	127,085	6,799,048

		36,885,700

Total Common Stocks & Other Equity Interests (Cost $1,337,650,782)		1,770,359,589

Money Market Funds–2.15%
Liquid Assets Portfolio–Institutional Class(d)	19,586,828	19,586,828

Premier Portfolio–Institutional Class(d)	19,586,828	19,586,828

Total Money Market Funds (Cost $39,173,656)		39,173,656

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.14% (Cost $1,376,824,438)		$1,809,533,245

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.74%
Liquid Assets Portfolio–Institutional Class)(d)(e) (Cost $13,563,900)	13,563,900	13,563,900

TOTAL INVESTMENTS–99.88% (Cost $1,390,388,338)		1,823,097,145

OTHER ASSETS LESS LIABILITIES–0.12%		2,124,436

NET ASSETS–100.00%		$1,825,221,581

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2011.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Information Technology	27.6%

Industrials	16.4

Consumer Discretionary	15.4

Health Care	12.5

Energy	10.0

Consumer Staples	6.4

Financials	4.7

Materials	4.0

Money Market Funds Plus Other Assets Less Liabilities	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Summit Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,337,650,782)*	$1,770,359,589

Investments in affiliated money market funds, at value and cost	52,737,556

Total investments, at value (Cost $1,390,388,338)	1,823,097,145

Receivable for:
Investments sold	36,403,768

Fund shares sold	67,056

Dividends	921,866

Investment for trustee deferred compensation and retirement plans	99,789

Other assets	58,041

Total assets	1,860,647,665

Liabilities:
Payable for:
Investments purchased	19,188,403

Fund shares reacquired	1,745,510

Collateral upon return of securities loaned	13,563,900

Accrued fees to affiliates	477,428

Accrued other operating expenses	115,441

Trustee deferred compensation and retirement plans	335,402

Total liabilities	35,426,084

Net assets applicable to shares outstanding	$1,825,221,581

Net assets consist of:
Shares of beneficial interest	$1,653,020,301

Undistributed net investment income	1,325,949

Undistributed net realized gain (loss)	(261,834,168)

Unrealized appreciation	432,709,499

$1,825,221,581

Net assets:
Class A	$21,697,502

Class B	$1,374,049

Class C	$2,462,175

Class P	$1,793,559,120

Class S	$4,686,118

Class Y	$1,429,984

Institutional Class	$12,633

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	1,709,540

Class B	110,869

Class C	198,946

Class P	140,586,372

Class S	368,709

Class Y	112,548

Institutional Class	993

Class A:
Net asset value per share	$12.69

Maximum offering price per share
(Net asset value of $12.69 divided by 94.50%)	$13.43

Class B:
Net asset value and offering price per share	$12.39

Class C:
Net asset value and offering price per share	$12.38

Class P:
Net asset value and offering price per share	$12.76

Class S:
Net asset value and offering price per share	$12.71

Class Y:
Net asset value and offering price per share	$12.71

Institutional Class:
Net asset value and offering price per share	$12.72

*	At April 30, 2011, securities with an aggregate value of $13,398,165 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Summit Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $46,356)	$9,546,597

Dividends from affiliated money market funds (includes securities lending income of $24,750)	79,211

Total investment income	9,625,808

Expenses:
Advisory fees	5,608,712

Administrative services fees	218,606

Custodian fees	6,967

Distribution fees:

Class A	27,192

Class B	7,305

Class C	12,135

Class P	864,740

Class S	3,359

Transfer agent fees — A, B, C, P, S and Y	1,171,669

Transfer agent fees — Institutional	6

Trustees’ and officers’ fees and benefits	36,027

Other	91,221

Total expenses	8,047,939

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(85,416)

Net expenses	7,962,523

Net investment income	1,663,285

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $1,615,032)	121,493,303

Foreign currencies	(17,605)

121,475,698

Change in net unrealized appreciation (depreciation) of:
Investment securities	116,994,279

Foreign currencies	(3,123)

116,991,156

Net realized and unrealized gain	238,466,854

Net increase in net assets resulting from operations	$240,130,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Summit Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$1,663,285	$2,421,042

Net realized gain	121,475,698	98,587,424

Change in net unrealized appreciation	116,991,156	159,755,416

Net increase in net assets resulting from operations	240,130,139	260,763,882

Distributions to shareholders from net investment income:
Class A	(3,313)	(169,408)

Class P	(2,510,910)	(11,744,584)

Class S	(5,625)	(12,656)

Class Y	(3,614)	(20,529)

Institutional Class	(45)	(117,708)

Total distributions from net investment income	(2,523,507)	(12,064,885)

Share transactions–net:
Class A	(3,234,083)	(6,314,941)

Class B	(297,433)	(755,275)

Class C	(292,658)	(1,127,062)

Class P	(103,244,657)	(152,187,927)

Class S	(161,626)	3,565,301

Class Y	(188,969)	(1,026,239)

Institutional Class	—	(12,441,890)

Net increase (decrease) in net assets resulting from share transactions	(107,419,426)	(170,288,033)

Net increase in net assets	130,187,206	78,410,964

Net assets:
Beginning of period	1,695,034,375	1,616,623,411

End of period (includes undistributed net investment income of $1,325,949 and $2,186,171, respectively)	$1,825,221,581	$1,695,034,375

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class P, Class S, Class Y and Institutional Class. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class S, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such

10        Invesco Summit Fund

shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

11        Invesco Summit Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed,

12        Invesco Summit Fund

realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $10 million	1.00%

Next $140 million	0.75%

Over $150 million	0.625%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provides discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class P, Class S, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.85%, 1.90%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. The Adviser did not waiver fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $77,337.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $3,447.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class P, Class S, Class Y and Institutional Class shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C shares, Class P shares and Class S shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.10% of Class P shares and 0.15% of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $5,185 in front-end sales commissions from the sale of Class A shares and $0, $526 and $2 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

13        Invesco Summit Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,788,525,618	$34,571,527	$—	$1,823,097,145

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2011, the Fund engaged in securities purchases of $7,517,546 and securities sales of $4,327,373, which resulted in net realized gains of $1,615,032.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,632.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $2,344 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available

14        Invesco Summit Fund

capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$382,793,700

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $689,471,897 and $731,489,204, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$447,673,523

Aggregate unrealized (depreciation) of investment securities	(15,480,882)

Net unrealized appreciation of investment securities	$432,192,641

Cost of investments for tax purposes is $1,390,904,504.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	233,297	$2,781,864	446,552	$4,589,624

Class B	3,569	40,955	27,714	279,942

Class C	15,945	188,088	25,925	262,729

Class P	3,588,023	42,807,858	8,626,855	88,625,316

Class S	21,030	251,098	394,737	4,040,000

Class Y	8,040	95,233	34,863	353,477

Issued as reinvestment of dividends:
Class A	279	3,254	16,035	162,592

Class P	211,545	2,481,425	1,136,972	11,574,373

Class S	481	5,625	1,247	12,656

Class Y	307	3,586	1,998	20,260

Institutional Class	—	—	11,608	117,708

Automatic conversion of Class B shares to Class A shares:
Class A	11,407	138,322	33,603	348,633

Class B	(11,663)	(138,322)	(34,189)	(348,633)

Reacquired:
Class A	(517,561)	(6,157,523)	(1,115,490)	(11,415,790)

Class B	(17,004)	(200,066)	(68,424)	(686,584)

Class C	(41,420)	(480,746)	(137,599)	(1,389,791)

Class P	(12,374,839)	(148,533,940)	(24,447,256)	(252,387,616)

Class S	(34,890)	(418,349)	(46,539)	(487,355)

Class Y	(23,779)	(287,788)	(139,078)	(1,399,976)

Institutional Class	—	—	(1,195,995)	(12,559,598)

Net increase (decrease) in share activity	(8,927,233)	$(107,419,426)	(16,426,461)	$(170,288,033)

15        Invesco Summit Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/11	$11.09	$0.00	$1.60	$1.60	$(0.00)	$—	$(0.00)	$12.69	14.44%	$21,698	1.05	%(d)	1.06	%(d)	0.04	%(d)	41%
Year ended 10/31/10	9.55	—	1.61	1.61	(0.07)	—	(0.07)	11.09	16.89	21,981	1.09		1.10		0.00		53
Year ended 10/31/09	9.81	0.06	0.33	0.39	(0.05)	(0.60)	(0.65)	9.55	4.99	24,855	1.12		1.13		0.70		89
Year ended 10/31/08	15.42	0.05	(5.40)	(5.35)	(0.06)	(0.20)	(0.26)	9.81	(35.26)	25,529	1.06		1.07		0.34		79
Year ended 10/31/07	12.74	0.05	2.70	2.75	(0.07)	—	(0.07)	15.42	21.65	11,591	1.08		1.08		0.37		41
Year ended 10/31/06	11.38	0.04	1.35	1.39	(0.03)	—	(0.03)	12.74	12.23	4,584	1.19		1.19		0.32		76

Class B
Six months ended 04/30/11	10.87	(0.04)	1.56	1.52	—	—	—	12.39	13.98	1,374	1.80	(d)	1.81	(d)	(0.71	)(d)	41
Year ended 10/31/10	9.37	(0.08)	1.58	1.50	—	—	—	10.87	16.01	1,477	1.84		1.85		(0.75)		53
Year ended 10/31/09	9.64	(0.00)	0.33	0.33	—	(0.60)	(0.60)	9.37	4.31	1,975	1.87		1.88		(0.05)		89
Year ended 10/31/08	15.20	(0.05)	(5.30)	(5.35)	(0.01)	(0.20)	(0.21)	9.64	(35.70)	3,256	1.81		1.82		(0.41)		79
Year ended 10/31/07	12.64	(0.05)	2.66	2.61	(0.05)	—	(0.05)	15.20	20.74	2,727	1.83		1.83		(0.38)		41
Year ended 10/31/06	11.38	(0.05)	1.34	1.29	(0.03)	—	(0.03)	12.64	11.34	681	1.94		1.94		(0.43)		76

Class C
Six months ended 04/30/11	10.85	(0.04)	1.57	1.53	—	—	—	12.38	14.10	2,462	1.80	(d)	1.81	(d)	(0.71	)(d)	41
Year ended 10/31/10	9.36	(0.08)	1.57	1.49	—	—	—	10.85	15.92	2,435	1.84		1.85		(0.75)		53
Year ended 10/31/09	9.63	(0.00)	0.33	0.33	—	(0.60)	(0.60)	9.36	4.31	3,145	1.87		1.88		(0.05)		89
Year ended 10/31/08	15.20	(0.05)	(5.31)	(5.36)	(0.01)	(0.20)	(0.21)	9.63	(35.77)	4,408	1.81		1.82		(0.41)		79
Year ended 10/31/07	12.64	(0.05)	2.66	2.61	(0.05)	—	(0.05)	15.20	20.74	995	1.83		1.83		(0.38)		41
Year ended 10/31/06	11.38	(0.05)	1.34	1.29	(0.03)	—	(0.03)	12.64	11.34	63	1.94		1.94		(0.43)		76

Class P
Six months ended 04/30/11	11.15	0.01	1.62	1.63	(0.02)	—	(0.02)	12.76	14.61	1,793,559	0.90	(d)	0.91	(d)	0.19	(d)	41
Year ended 10/31/10	9.60	0.02	1.60	1.62	(0.07)	—	(0.07)	11.15	16.97	1,663,462	0.94		0.95		0.15		53
Year ended 10/31/09	9.85	0.08	0.33	0.41	(0.06)	(0.60)	(0.66)	9.60	5.22	1,572,776	0.97		0.98		0.85		89
Year ended 10/31/08	15.47	0.07	(5.42)	(5.35)	(0.07)	(0.20)	(0.27)	9.85	(35.17)	1,554,240	0.91		0.92		0.49		79
Year ended 10/31/07	12.77	0.07	2.71	2.78	(0.08)	—	(0.08)	15.47	21.85	2,594,668	0.92		0.94		0.52		41
Year ended 10/31/06	11.38	0.07	1.35	1.42	(0.03)	—	(0.03)	12.77	12.49	2,373,809	0.91		1.05		0.60		76

Class S
Six months ended 04/30/11	11.11	0.01	1.60	1.61	(0.01)	—	(0.01)	12.71	14.55	4,686	0.95	(d)	0.96	(d)	0.14	(d)	41
Year ended 10/31/10	9.56	0.01	1.61	1.62	(0.07)	—	(0.07)	11.11	16.99	4,246	0.99		1.00		0.10		53
Year ended 10/31/09(e)	9.65	0.01	(0.10)	(0.09)	—	—	—	9.56	(0.93)	312	0.95	(f)	0.96	(f)	0.87	(f)	89

Class Y
Six months ended 04/30/11	11.11	0.02	1.61	1.63	(0.03)	—	(0.03)	12.71	14.68	1,430	0.80	(d)	0.81	(d)	0.29	(d)	41
Year ended 10/31/10	9.56	0.03	1.60	1.63	(0.08)	—	(0.08)	11.11	17.14	1,422	0.84		0.85		0.25		53
Year ended 10/31/09	9.81	0.09	0.32	0.41	(0.06)	(0.60)	(0.66)	9.56	5.26	2,201	0.87		0.88		0.95		89
Year ended 10/31/08(e)	10.98	0.00	(1.17)	(1.17)	—	—	—	9.81	(10.66)	224	0.85	(f)	0.86	(f)	0.55	(f)	79

Institutional Class
Six months ended 04/30/11	11.14	0.02	1.61	1.63	(0.05)	—	(0.05)	12.72	14.63	13	0.77	(d)	0.78	(d)	0.33	(d)	41
Year ended 10/31/10	9.58	0.04	1.62	1.66	(0.10)	—	(0.10)	11.14	17.42	11	0.68		0.69		0.41		53
Year ended 10/31/09	9.81	0.10	0.33	0.43	(0.06)	(0.60)	(0.66)	9.58	5.48	11,358	0.67		0.69		1.15		89
Year ended 10/31/08(e)	10.98	0.00	(1.17)	9.81	—	—	—	9.81	(10.66)	10,762	0.80	(f)	0.81	(f)	0.60	(f)	79

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $21,934, $1,473, $2,447, $1,743,812, $4,516, $1,468 and $12 for Class A, Class B, Class C, Class P, Class S, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of September 25, 2009 for Class S shares and October 3, 2008 for Class Y and Institutional Class shares.
(f)	Annualized.

16        Invesco Summit Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,167.80	$5.64	$1,019.59	$5.26	1.05%

B	1,000.00	1,164.20	9.66	1,015.87	9.00	1.80

C	1,000.00	1,164.40	9.66	1,015.87	9.00	1.80

P	1,000.00	1,170.40	4.84	1,020.33	4.51	0.90

S	1,000.00	1,168.80	5.11	1,020.08	4.76	0.95

Y	1,000.00	1,171.20	4.31	1,020.83	4.01	0.80

Institutional	1,000.00	1,170.60	4.14	1,020.98	3.86	0.77

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Summit Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SUM-SAR-1               Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	July 8, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	July 8, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	July 8, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.